Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (48.8%)
U.S. Government Securities (48.5%)
United States Treasury Note/Bond	3.875%	8/15/34	13,103	13,193
United States Treasury Note/Bond	4.500%	2/15/36	3,930	4,208
United States Treasury Note/Bond	4.750%	2/15/37	2,040	2,227
United States Treasury Note/Bond	5.000%	5/15/37	9,100	10,161
United States Treasury Note/Bond	4.375%	2/15/38	10,231	10,773
United States Treasury Note/Bond	4.500%	5/15/38	12,879	13,712
United States Treasury Note/Bond	3.500%	2/15/39	13,562	12,936
United States Treasury Note/Bond	4.250%	5/15/39	20,267	20,941
United States Treasury Note/Bond	4.500%	8/15/39	23,483	24,899
United States Treasury Note/Bond	4.375%	11/15/39	23,056	24,115
United States Treasury Note/Bond	4.625%	2/15/40	24,025	25,804
United States Treasury Note/Bond	1.125%	5/15/40	63,541	41,957
United States Treasury Note/Bond	4.375%	5/15/40	21,395	22,351
United States Treasury Note/Bond	1.125%	8/15/40	84,171	55,105
United States Treasury Note/Bond	3.875%	8/15/40	21,080	20,764
United States Treasury Note/Bond	1.375%	11/15/40	98,635	66,902
United States Treasury Note/Bond	4.250%	11/15/40	21,110	21,723
United States Treasury Note/Bond	1.875%	2/15/41	118,701	87,022
United States Treasury Note/Bond	4.750%	2/15/41	22,757	24,777
United States Treasury Note/Bond	2.250%	5/15/41	102,875	79,728
United States Treasury Note/Bond	4.375%	5/15/41	20,840	21,732
United States Treasury Note/Bond	1.750%	8/15/41	134,277	95,168
United States Treasury Note/Bond	3.750%	8/15/41	20,920	20,162
United States Treasury Note/Bond	2.000%	11/15/41	113,165	83,194
United States Treasury Note/Bond	3.125%	11/15/41	21,897	19,338
United States Treasury Note/Bond	2.375%	2/15/42	92,771	72,245
United States Treasury Note/Bond	3.125%	2/15/42	26,237	23,093
United States Treasury Note/Bond	3.000%	5/15/42	22,965	19,736
United States Treasury Note/Bond	3.250%	5/15/42	78,993	70,230
United States Treasury Note/Bond	2.750%	8/15/42	26,203	21,581
United States Treasury Note/Bond	3.375%	8/15/42	67,798	61,177
United States Treasury Note/Bond	2.750%	11/15/42	39,838	32,661
United States Treasury Note/Bond	4.000%	11/15/42	71,004	69,872
United States Treasury Note/Bond	3.125%	2/15/43	36,100	31,238
United States Treasury Note/Bond	3.875%	2/15/43	71,076	68,588
United States Treasury Note/Bond	2.875%	5/15/43	54,845	45,530
United States Treasury Note/Bond	3.875%	5/15/43	67,098	64,603
United States Treasury Note/Bond	3.625%	8/15/43	38,924	36,023
United States Treasury Note/Bond	4.375%	8/15/43	72,760	74,829
United States Treasury Note/Bond	3.750%	11/15/43	37,690	35,458
United States Treasury Note/Bond	4.750%	11/15/43	74,310	80,173
United States Treasury Note/Bond	3.625%	2/15/44	44,674	41,212
United States Treasury Note/Bond	4.500%	2/15/44	74,904	78,158
United States Treasury Note/Bond	3.375%	5/15/44	40,437	35,919
United States Treasury Note/Bond	4.625%	5/15/44	73,327	77,727
United States Treasury Note/Bond	3.125%	8/15/44	52,121	44,425
United States Treasury Note/Bond	4.125%	8/15/44	27,375	27,161
United States Treasury Note/Bond	3.000%	11/15/44	45,980	38,350
United States Treasury Note/Bond	2.500%	2/15/45	55,846	42,670
United States Treasury Note/Bond	3.000%	5/15/45	29,885	24,847
United States Treasury Note/Bond	2.875%	8/15/45	38,962	31,669
United States Treasury Note/Bond	3.000%	11/15/45	21,985	18,234
United States Treasury Note/Bond	2.500%	2/15/46	48,075	36,342
United States Treasury Note/Bond	2.500%	5/15/46	48,441	36,505
United States Treasury Note/Bond	2.250%	8/15/46	61,091	43,719
United States Treasury Note/Bond	2.875%	11/15/46	25,209	20,262
United States Treasury Note/Bond	3.000%	2/15/47	50,559	41,419
United States Treasury Note/Bond	3.000%	5/15/47	39,072	31,966
United States Treasury Note/Bond	2.750%	8/15/47	57,186	44,614
United States Treasury Note/Bond	2.750%	11/15/47	56,041	43,633
United States Treasury Note/Bond	3.000%	2/15/48	64,960	52,821
United States Treasury Note/Bond	3.125%	5/15/48	69,956	58,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	8/15/48	77,018	62,432
	United States Treasury Note/Bond	3.375%	11/15/48	79,286	68,681
	United States Treasury Note/Bond	3.000%	2/15/49	82,921	67,114
	United States Treasury Note/Bond	2.875%	5/15/49	81,740	64,523
	United States Treasury Note/Bond	2.250%	8/15/49	50,325	34,866
	United States Treasury Note/Bond	2.375%	11/15/49	70,076	49,809
	United States Treasury Note/Bond	2.000%	2/15/50	88,079	57,389
	United States Treasury Note/Bond	1.250%	5/15/50	109,006	58,318
	United States Treasury Note/Bond	1.375%	8/15/50	122,099	67,269
	United States Treasury Note/Bond	1.625%	11/15/50	115,612	67,958
	United States Treasury Note/Bond	1.875%	2/15/51	128,664	80,596
	United States Treasury Note/Bond	2.375%	5/15/51	131,821	93,016
	United States Treasury Note/Bond	2.000%	8/15/51	134,319	86,510
	United States Treasury Note/Bond	1.875%	11/15/51	125,065	77,892
	United States Treasury Note/Bond	2.250%	2/15/52	117,998	80,460
	United States Treasury Note/Bond	2.875%	5/15/52	105,889	82,924
	United States Treasury Note/Bond	3.000%	8/15/52	100,576	80,838
	United States Treasury Note/Bond	4.000%	11/15/52	99,700	97,021
	United States Treasury Note/Bond	3.625%	2/15/53	98,614	89,662
	United States Treasury Note/Bond	3.625%	5/15/53	99,266	90,332
	United States Treasury Note/Bond	4.125%	8/15/53	110,136	109,689
	United States Treasury Note/Bond	4.750%	11/15/53	116,448	128,639
	United States Treasury Note/Bond	4.250%	2/15/54	123,402	125,774
	United States Treasury Note/Bond	4.625%	5/15/54	121,501	131,791
	United States Treasury Note/Bond	4.250%	8/15/54	86,027	87,842
					4,541,023
Agency Bonds and Notes (0.3%)
	Federal Home Loan Banks	5.625%	3/14/36	900	1,017
	Federal Home Loan Banks	5.500%	7/15/36	2,805	3,172
[1,2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	240	130
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	3,391	3,894
[2]	Federal National Mortgage Assn.	6.210%	8/6/38	930	1,132
	Tennessee Valley Authority	4.650%	6/15/35	3,180	3,333
	Tennessee Valley Authority	5.880%	4/1/36	4,395	5,093
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,170
	Tennessee Valley Authority	6.150%	1/15/38	385	456
	Tennessee Valley Authority	5.500%	6/15/38	1,240	1,404
	Tennessee Valley Authority	5.250%	9/15/39	3,795	4,130
	Tennessee Valley Authority	4.875%	1/15/48	2,720	2,844
	Tennessee Valley Authority	4.250%	9/15/52	985	920
	Tennessee Valley Authority	5.375%	4/1/56	970	1,081
	Tennessee Valley Authority	4.625%	9/15/60	1,110	1,096
	Tennessee Valley Authority	4.250%	9/15/65	3,375	3,085
					33,957
Total U.S. Government and Agency Obligations (Cost $5,238,569)					4,574,980
Corporate Bonds (44.9%)
Communications (5.3%)
	Alphabet Inc.	1.900%	8/15/40	1,610	1,149
	Alphabet Inc.	2.050%	8/15/50	6,275	3,908
	Alphabet Inc.	2.250%	8/15/60	2,391	1,467
	America Movil SAB de CV	6.375%	3/1/35	1,690	1,893
	America Movil SAB de CV	6.125%	11/15/37	930	1,020
	America Movil SAB de CV	6.125%	3/30/40	3,737	4,061
	America Movil SAB de CV	4.375%	7/16/42	2,034	1,841
	America Movil SAB de CV	4.375%	4/22/49	2,496	2,230
	AT&T Inc.	4.500%	5/15/35	5,714	5,565
	AT&T Inc.	5.250%	3/1/37	1,155	1,188
	AT&T Inc.	4.900%	8/15/37	1,383	1,373
	AT&T Inc.	4.850%	3/1/39	3,215	3,150
	AT&T Inc.	5.350%	9/1/40	170	173
	AT&T Inc.	3.500%	6/1/41	6,564	5,377
	AT&T Inc.	4.300%	12/15/42	2,935	2,617
	AT&T Inc.	4.650%	6/1/44	1,005	915
	AT&T Inc.	4.800%	6/15/44	983	922
	AT&T Inc.	4.350%	6/15/45	1,112	982
	AT&T Inc.	4.750%	5/15/46	4,030	3,772
[1]	AT&T Inc.	5.150%	11/15/46	2,322	2,284
	AT&T Inc.	5.450%	3/1/47	825	838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.500%	3/9/48	3,940	3,493
	AT&T Inc.	4.550%	3/9/49	1,515	1,361
	AT&T Inc.	3.650%	6/1/51	6,156	4,722
	AT&T Inc.	3.500%	9/15/53	13,996	10,279
	AT&T Inc.	3.550%	9/15/55	14,815	10,824
	AT&T Inc.	3.800%	12/1/57	11,224	8,497
	AT&T Inc.	3.650%	9/15/59	14,291	10,358
	AT&T Inc.	3.850%	6/1/60	2,648	2,005
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,551	2,266
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	695	601
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	1,075	827
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,700	1,199
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,550	1,192
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	400	418
	Charter Communications Operating LLC	6.384%	10/23/35	3,350	3,420
	Charter Communications Operating LLC	5.375%	4/1/38	1,055	964
	Charter Communications Operating LLC	3.500%	6/1/41	1,107	777
	Charter Communications Operating LLC	3.500%	3/1/42	3,939	2,737
	Charter Communications Operating LLC	6.484%	10/23/45	5,957	5,739
	Charter Communications Operating LLC	5.375%	5/1/47	4,474	3,747
	Charter Communications Operating LLC	5.750%	4/1/48	5,399	4,704
	Charter Communications Operating LLC	5.125%	7/1/49	792	635
	Charter Communications Operating LLC	4.800%	3/1/50	5,453	4,163
	Charter Communications Operating LLC	3.700%	4/1/51	3,846	2,451
	Charter Communications Operating LLC	3.900%	6/1/52	4,514	2,958
	Charter Communications Operating LLC	5.250%	4/1/53	2,535	2,070
	Charter Communications Operating LLC	6.834%	10/23/55	400	399
	Charter Communications Operating LLC	3.850%	4/1/61	2,950	1,808
	Charter Communications Operating LLC	4.400%	12/1/61	2,540	1,727
	Charter Communications Operating LLC	3.950%	6/30/62	2,828	1,752
	Charter Communications Operating LLC	5.500%	4/1/63	2,170	1,762
	Comcast Corp.	5.650%	6/15/35	884	951
	Comcast Corp.	4.400%	8/15/35	2,227	2,172
	Comcast Corp.	3.200%	7/15/36	2,306	1,981
	Comcast Corp.	3.900%	3/1/38	1,790	1,616
	Comcast Corp.	4.600%	10/15/38	2,752	2,676
	Comcast Corp.	3.250%	11/1/39	2,114	1,727
	Comcast Corp.	3.750%	4/1/40	4,088	3,536
	Comcast Corp.	4.650%	7/15/42	519	489
	Comcast Corp.	4.600%	8/15/45	1,005	935
	Comcast Corp.	3.400%	7/15/46	2,639	2,043
	Comcast Corp.	4.000%	8/15/47	1,362	1,146
	Comcast Corp.	3.969%	11/1/47	2,955	2,468
	Comcast Corp.	4.000%	3/1/48	2,784	2,333
	Comcast Corp.	4.700%	10/15/48	2,965	2,806
	Comcast Corp.	3.999%	11/1/49	4,632	3,866
	Comcast Corp.	3.450%	2/1/50	3,651	2,758
	Comcast Corp.	2.800%	1/15/51	3,717	2,466
	Comcast Corp.	2.887%	11/1/51	9,801	6,579
	Comcast Corp.	2.450%	8/15/52	1,205	733
	Comcast Corp.	4.049%	11/1/52	1,125	935
	Comcast Corp.	5.350%	5/15/53	3,421	3,499
	Comcast Corp.	5.650%	6/1/54	2,585	2,757
	Comcast Corp.	2.937%	11/1/56	10,484	6,849
	Comcast Corp.	4.950%	10/15/58	1,889	1,813
	Comcast Corp.	2.650%	8/15/62	2,215	1,312
	Comcast Corp.	2.987%	11/1/63	5,980	3,790
	Comcast Corp.	5.500%	5/15/64	3,585	3,701
	Electronic Arts Inc.	2.950%	2/15/51	1,300	897
	Fox Corp.	5.476%	1/25/39	2,077	2,096
	Fox Corp.	5.576%	1/25/49	2,971	2,924
	Grupo Televisa SAB	6.625%	1/15/40	880	873
	Grupo Televisa SAB	5.000%	5/13/45	1,555	1,269
	Grupo Televisa SAB	6.125%	1/31/46	1,545	1,485
	Grupo Televisa SAB	5.250%	5/24/49	1,251	1,072
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	670	521
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,453	1,427
	Meta Platforms Inc.	4.450%	8/15/52	4,855	4,478
	Meta Platforms Inc.	5.600%	5/15/53	4,677	5,071
	Meta Platforms Inc.	5.400%	8/15/54	5,770	6,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	4.650%	8/15/62	2,343	2,178
	Meta Platforms Inc.	5.750%	5/15/63	3,137	3,431
	Meta Platforms Inc.	5.550%	8/15/64	4,762	5,048
	NBCUniversal Media LLC	4.450%	1/15/43	1,870	1,718
	Omnicom Group Inc.	5.300%	11/1/34	1,050	1,091
	Orange SA	5.375%	1/13/42	1,540	1,563
	Orange SA	5.500%	2/6/44	1,551	1,606
	Paramount Global	6.875%	4/30/36	2,205	2,230
	Paramount Global	5.900%	10/15/40	645	575
	Paramount Global	4.850%	7/1/42	906	720
	Paramount Global	4.375%	3/15/43	2,880	2,133
	Paramount Global	5.850%	9/1/43	1,720	1,498
	Paramount Global	5.250%	4/1/44	882	705
	Paramount Global	4.900%	8/15/44	591	456
	Paramount Global	4.600%	1/15/45	1,604	1,189
	Paramount Global	4.950%	5/19/50	1,322	1,016
	Rogers Communications Inc.	4.500%	3/15/42	1,435	1,290
	Rogers Communications Inc.	4.500%	3/15/43	1,990	1,756
	Rogers Communications Inc.	5.450%	10/1/43	975	969
	Rogers Communications Inc.	5.000%	3/15/44	1,984	1,883
	Rogers Communications Inc.	4.300%	2/15/48	501	420
	Rogers Communications Inc.	4.350%	5/1/49	1,636	1,380
	Rogers Communications Inc.	3.700%	11/15/49	1,235	929
	Rogers Communications Inc.	4.550%	3/15/52	4,555	3,945
	Telefonica Emisiones SA	7.045%	6/20/36	3,989	4,600
	Telefonica Emisiones SA	4.665%	3/6/38	300	282
	Telefonica Emisiones SA	5.213%	3/8/47	3,832	3,632
	Telefonica Emisiones SA	4.895%	3/6/48	2,161	1,964
	Telefonica Emisiones SA	5.520%	3/1/49	2,614	2,587
	TELUS Corp.	4.600%	11/16/48	1,190	1,048
	TELUS Corp.	4.300%	6/15/49	981	818
	Thomson Reuters Corp.	5.500%	8/15/35	739	778
	Thomson Reuters Corp.	5.850%	4/15/40	940	1,004
	Thomson Reuters Corp.	5.650%	11/23/43	720	743
	Time Warner Cable LLC	6.550%	5/1/37	2,177	2,156
	Time Warner Cable LLC	7.300%	7/1/38	2,823	2,983
	Time Warner Cable LLC	6.750%	6/15/39	2,371	2,371
	Time Warner Cable LLC	5.875%	11/15/40	1,817	1,645
	Time Warner Cable LLC	5.500%	9/1/41	2,482	2,156
	Time Warner Cable LLC	4.500%	9/15/42	2,725	2,089
	T-Mobile USA Inc.	4.700%	1/15/35	1,000	997
	T-Mobile USA Inc.	4.375%	4/15/40	3,505	3,232
	T-Mobile USA Inc.	3.000%	2/15/41	4,816	3,697
	T-Mobile USA Inc.	4.500%	4/15/50	6,303	5,600
	T-Mobile USA Inc.	3.300%	2/15/51	5,970	4,323
	T-Mobile USA Inc.	3.400%	10/15/52	6,002	4,392
	T-Mobile USA Inc.	5.650%	1/15/53	2,307	2,424
	T-Mobile USA Inc.	5.750%	1/15/54	2,765	2,939
	T-Mobile USA Inc.	6.000%	6/15/54	2,365	2,604
	T-Mobile USA Inc.	5.250%	6/15/55	750	746
	T-Mobile USA Inc.	3.600%	11/15/60	3,784	2,745
	T-Mobile USA Inc.	5.800%	9/15/62	550	583
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	964	865
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	977	826
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,710	1,511
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	455	331
	Uber Technologies Inc.	5.350%	9/15/54	2,250	2,232
	Verizon Communications Inc.	4.400%	11/1/34	3,891	3,800
[3]	Verizon Communications Inc.	4.780%	2/15/35	1,160	1,158
	Verizon Communications Inc.	4.272%	1/15/36	2,033	1,942
	Verizon Communications Inc.	5.250%	3/16/37	2,733	2,843
	Verizon Communications Inc.	4.812%	3/15/39	4,086	4,019
	Verizon Communications Inc.	2.650%	11/20/40	5,260	3,869
	Verizon Communications Inc.	3.400%	3/22/41	8,312	6,793
	Verizon Communications Inc.	2.850%	9/3/41	2,314	1,740
	Verizon Communications Inc.	4.750%	11/1/41	1,719	1,661
	Verizon Communications Inc.	3.850%	11/1/42	1,035	885
	Verizon Communications Inc.	4.125%	8/15/46	2,086	1,796
	Verizon Communications Inc.	4.862%	8/21/46	4,897	4,759
	Verizon Communications Inc.	4.522%	9/15/48	2,842	2,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.000%	3/22/50	800	666
	Verizon Communications Inc.	2.875%	11/20/50	5,300	3,589
	Verizon Communications Inc.	3.550%	3/22/51	9,627	7,461
	Verizon Communications Inc.	3.875%	3/1/52	1,781	1,460
	Verizon Communications Inc.	5.500%	2/23/54	1,560	1,633
	Verizon Communications Inc.	5.012%	8/21/54	300	292
	Verizon Communications Inc.	4.672%	3/15/55	1,360	1,265
	Verizon Communications Inc.	2.987%	10/30/56	6,418	4,211
	Verizon Communications Inc.	3.000%	11/20/60	4,098	2,638
	Verizon Communications Inc.	3.700%	3/22/61	5,989	4,531
	Vodafone Group plc	6.150%	2/27/37	1,210	1,334
	Vodafone Group plc	5.250%	5/30/48	5,485	5,391
	Vodafone Group plc	4.875%	6/19/49	2,580	2,363
	Vodafone Group plc	4.250%	9/17/50	2,234	1,863
	Vodafone Group plc	5.625%	2/10/53	1,040	1,057
	Vodafone Group plc	5.750%	6/28/54	4,130	4,273
	Vodafone Group plc	5.125%	6/19/59	790	735
	Vodafone Group plc	5.750%	2/10/63	890	897
	Vodafone Group plc	5.875%	6/28/64	1,900	1,959
	Walt Disney Co.	6.200%	12/15/34	1,420	1,616
	Walt Disney Co.	6.400%	12/15/35	1,711	1,964
	Walt Disney Co.	6.150%	3/1/37	793	892
	Walt Disney Co.	6.650%	11/15/37	1,880	2,221
	Walt Disney Co.	4.625%	3/23/40	1,400	1,384
	Walt Disney Co.	3.500%	5/13/40	4,439	3,779
	Walt Disney Co.	6.150%	2/15/41	519	587
	Walt Disney Co.	5.400%	10/1/43	1,259	1,320
	Walt Disney Co.	4.750%	9/15/44	2,257	2,176
	Walt Disney Co.	4.750%	11/15/46	1,242	1,189
	Walt Disney Co.	2.750%	9/1/49	3,804	2,589
	Walt Disney Co.	4.700%	3/23/50	2,906	2,821
	Walt Disney Co.	3.600%	1/13/51	4,898	3,914
	Walt Disney Co.	3.800%	5/13/60	3,035	2,413
	Warnermedia Holdings Inc.	5.050%	3/15/42	11,070	9,042
	Warnermedia Holdings Inc.	5.141%	3/15/52	13,176	10,158
	Warnermedia Holdings Inc.	5.391%	3/15/62	5,965	4,566
					491,414
Consumer Discretionary (2.6%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	949	933
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,231	2,057
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,125	1,573
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,345	2,916
	Alibaba Group Holding Ltd.	3.150%	2/9/51	2,956	2,116
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,864	1,647
	Alibaba Group Holding Ltd.	3.250%	2/9/61	890	614
	Amazon.com Inc.	4.800%	12/5/34	3,030	3,168
	Amazon.com Inc.	3.875%	8/22/37	6,490	6,113
	Amazon.com Inc.	2.875%	5/12/41	1,074	855
	Amazon.com Inc.	4.950%	12/5/44	1,175	1,220
	Amazon.com Inc.	4.050%	8/22/47	5,155	4,632
	Amazon.com Inc.	2.500%	6/3/50	4,112	2,718
	Amazon.com Inc.	3.100%	5/12/51	5,955	4,424
	Amazon.com Inc.	3.950%	4/13/52	2,779	2,420
	Amazon.com Inc.	4.250%	8/22/57	4,635	4,189
	Amazon.com Inc.	2.700%	6/3/60	4,447	2,857
	Amazon.com Inc.	3.250%	5/12/61	3,645	2,639
	Amazon.com Inc.	4.100%	4/13/62	2,234	1,927
[1]	American University	3.672%	4/1/49	980	818
	Aptiv plc	4.400%	10/1/46	495	408
	Aptiv plc	5.400%	3/15/49	650	601
	Aptiv plc	3.100%	12/1/51	2,980	1,885
	Aptiv plc	4.150%	5/1/52	1,150	891
	Aptiv plc	5.750%	9/13/54	1,800	1,736
	BorgWarner Inc.	4.375%	3/15/45	1,193	1,014
[1]	Brown University	2.924%	9/1/50	1,126	828
	Brunswick Corp.	5.100%	4/1/52	691	579
[1]	California Endowment	2.498%	4/1/51	880	581
	California Institute of Technology	4.321%	8/1/45	830	779
	California Institute of Technology	4.700%	11/1/11	685	633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Institute of Technology	3.650%	9/1/19	995	713
[1]	Case Western Reserve University	5.405%	6/1/22	405	418
	Choice Hotels International Inc.	5.850%	8/1/34	750	773
	Claremont Mckenna College	3.775%	1/1/22	650	472
	Darden Restaurants Inc.	4.550%	2/15/48	700	603
	Dick's Sporting Goods Inc.	4.100%	1/15/52	657	502
	DR Horton Inc.	5.000%	10/15/34	1,200	1,215
[1]	Duke University	2.682%	10/1/44	909	694
[1]	Duke University	2.757%	10/1/50	595	415
[1]	Duke University	2.832%	10/1/55	1,152	806
	eBay Inc.	4.000%	7/15/42	1,506	1,285
	eBay Inc.	3.650%	5/10/51	805	619
[1]	Emory University	2.969%	9/1/50	1,000	730
[1]	Ford Foundation	2.415%	6/1/50	631	416
[1]	Ford Foundation	2.815%	6/1/70	1,414	902
	Ford Motor Co.	4.750%	1/15/43	3,568	2,957
	Ford Motor Co.	7.400%	11/1/46	1,165	1,304
	Ford Motor Co.	5.291%	12/8/46	2,206	1,994
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,025	865
	General Motors Co.	5.000%	4/1/35	1,749	1,694
	General Motors Co.	6.600%	4/1/36	2,671	2,879
	General Motors Co.	5.150%	4/1/38	2,015	1,930
	General Motors Co.	6.250%	10/2/43	2,817	2,889
	General Motors Co.	5.200%	4/1/45	2,367	2,155
	General Motors Co.	6.750%	4/1/46	520	563
	General Motors Co.	5.400%	4/1/48	716	660
	General Motors Co.	5.950%	4/1/49	1,815	1,798
[1]	George Washington University	4.300%	9/15/44	801	735
	George Washington University	4.868%	9/15/45	715	711
[1]	George Washington University	4.126%	9/15/48	1,559	1,399
[1]	Georgetown University	4.315%	4/1/49	643	588
[1]	Georgetown University	2.943%	4/1/50	692	494
	Georgetown University	5.115%	4/1/53	710	738
[1]	Georgetown University	5.215%	10/1/18	675	666
	Harley-Davidson Inc.	4.625%	7/28/45	1,015	879
	Hasbro Inc.	6.350%	3/15/40	624	670
	Hasbro Inc.	5.100%	5/15/44	832	772
	Home Depot Inc.	5.875%	12/16/36	4,870	5,454
	Home Depot Inc.	3.300%	4/15/40	2,340	1,955
	Home Depot Inc.	5.400%	9/15/40	1,284	1,361
	Home Depot Inc.	5.950%	4/1/41	1,877	2,109
	Home Depot Inc.	4.200%	4/1/43	2,176	1,987
	Home Depot Inc.	4.875%	2/15/44	1,951	1,939
	Home Depot Inc.	4.400%	3/15/45	1,992	1,856
	Home Depot Inc.	4.250%	4/1/46	2,987	2,717
	Home Depot Inc.	3.900%	6/15/47	1,816	1,552
	Home Depot Inc.	4.500%	12/6/48	925	865
	Home Depot Inc.	3.125%	12/15/49	2,391	1,765
	Home Depot Inc.	3.350%	4/15/50	3,428	2,630
	Home Depot Inc.	2.375%	3/15/51	1,772	1,112
	Home Depot Inc.	2.750%	9/15/51	2,530	1,711
	Home Depot Inc.	3.625%	4/15/52	2,105	1,690
	Home Depot Inc.	4.950%	9/15/52	1,730	1,726
	Home Depot Inc.	5.300%	6/25/54	3,820	4,015
	Home Depot Inc.	3.500%	9/15/56	1,453	1,119
	Home Depot Inc.	5.400%	6/25/64	1,552	1,643
[1]	Howard University	5.209%	10/1/52	725	685
	JD.com Inc.	4.125%	1/14/50	670	572
[1]	Johns Hopkins University	4.083%	7/1/53	630	568
[1]	Johns Hopkins University	2.813%	1/1/60	808	542
	Lear Corp.	5.250%	5/15/49	1,175	1,099
	Lear Corp.	3.550%	1/15/52	700	493
	Leggett & Platt Inc.	3.500%	11/15/51	914	617
	Leland Stanford Junior University	3.647%	5/1/48	1,611	1,374
	Leland Stanford Junior University	2.413%	6/1/50	830	550
	Lowe's Cos. Inc.	5.500%	10/15/35	85	90
	Lowe's Cos. Inc.	5.000%	4/15/40	700	692
	Lowe's Cos. Inc.	2.800%	9/15/41	1,246	915
	Lowe's Cos. Inc.	4.250%	9/15/44	448	378
	Lowe's Cos. Inc.	3.700%	4/15/46	3,016	2,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.050%	5/3/47	2,350	1,967
	Lowe's Cos. Inc.	4.550%	4/5/49	1,665	1,479
	Lowe's Cos. Inc.	5.125%	4/15/50	860	841
	Lowe's Cos. Inc.	3.000%	10/15/50	3,490	2,373
	Lowe's Cos. Inc.	4.250%	4/1/52	888	751
	Lowe's Cos. Inc.	5.625%	4/15/53	2,745	2,856
	Lowe's Cos. Inc.	5.750%	7/1/53	860	908
	Lowe's Cos. Inc.	4.450%	4/1/62	2,755	2,334
	Lowe's Cos. Inc.	5.800%	9/15/62	2,135	2,234
	Lowe's Cos. Inc.	5.850%	4/1/63	1,390	1,471
	Marriott International Inc.	5.350%	3/15/35	1,200	1,229
	Masco Corp.	4.500%	5/15/47	599	529
	Masco Corp.	3.125%	2/15/51	605	418
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	738	712
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	1,121	843
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	662	423
	Massachusetts Institute of Technology	3.067%	4/1/52	1,145	862
	Massachusetts Institute of Technology	5.600%	7/1/11	1,365	1,531
	Massachusetts Institute of Technology	4.678%	7/1/14	965	921
	Massachusetts Institute of Technology	3.885%	7/1/16	896	709
[1]	McDonald's Corp.	4.700%	12/9/35	1,753	1,772
[1]	McDonald's Corp.	6.300%	10/15/37	1,504	1,715
[1]	McDonald's Corp.	6.300%	3/1/38	1,731	1,973
[1]	McDonald's Corp.	5.700%	2/1/39	902	981
[1]	McDonald's Corp.	4.875%	7/15/40	1,065	1,051
[1]	McDonald's Corp.	3.700%	2/15/42	774	651
[1]	McDonald's Corp.	3.625%	5/1/43	1,035	853
[1]	McDonald's Corp.	4.600%	5/26/45	994	930
[1]	McDonald's Corp.	4.875%	12/9/45	1,926	1,870
[1]	McDonald's Corp.	4.450%	3/1/47	1,318	1,203
[1]	McDonald's Corp.	4.450%	9/1/48	1,045	949
[1]	McDonald's Corp.	3.625%	9/1/49	3,020	2,379
[1]	McDonald's Corp.	4.200%	4/1/50	1,770	1,530
[1]	McDonald's Corp.	5.150%	9/9/52	852	854
	McDonald's Corp.	5.450%	8/14/53	1,445	1,506
	MDC Holdings Inc.	6.000%	1/15/43	1,493	1,588
	NIKE Inc.	3.250%	3/27/40	1,835	1,540
	NIKE Inc.	3.625%	5/1/43	1,180	1,008
	NIKE Inc.	3.875%	11/1/45	1,989	1,734
	NIKE Inc.	3.375%	11/1/46	985	788
	NIKE Inc.	3.375%	3/27/50	943	742
[1]	Northeastern University	2.894%	10/1/50	745	547
[1]	Northwestern University	4.643%	12/1/44	1,007	995
[1]	Northwestern University	2.640%	12/1/50	764	527
[1]	Northwestern University	3.662%	12/1/57	637	526
	Owens Corning	7.000%	12/1/36	745	867
	Owens Corning	4.300%	7/15/47	1,090	924
	Owens Corning	4.400%	1/30/48	717	610
	Owens Corning	5.950%	6/15/54	1,250	1,327
[1]	President & Fellows of Harvard College	4.609%	2/15/35	1,365	1,399
	President & Fellows of Harvard College	4.875%	10/15/40	668	682
	President & Fellows of Harvard College	3.150%	7/15/46	890	702
	President & Fellows of Harvard College	2.517%	10/15/50	997	676
	President & Fellows of Harvard College	3.745%	11/15/52	930	796
	President & Fellows of Harvard College	3.300%	7/15/56	1,025	795
	PulteGroup Inc.	6.000%	2/15/35	641	690
[1]	Rockefeller Foundation	2.492%	10/1/50	1,240	831
	Snap-on Inc.	4.100%	3/1/48	629	548
	Snap-on Inc.	3.100%	5/1/50	1,285	926
	Stanley Black & Decker Inc.	5.200%	9/1/40	880	883
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,038	970
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,280	806
	Starbucks Corp.	4.300%	6/15/45	845	744
	Starbucks Corp.	3.750%	12/1/47	1,007	806
	Starbucks Corp.	4.500%	11/15/48	1,910	1,719
	Starbucks Corp.	4.450%	8/15/49	1,165	1,035
	Starbucks Corp.	3.350%	3/12/50	910	668
	Starbucks Corp.	3.500%	11/15/50	1,640	1,248
	Thomas Jefferson University	3.847%	11/1/57	979	758
	TJX Cos. Inc.	4.500%	4/15/50	882	834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Trustees of Boston College	3.129%	7/1/52	585	438
[1]	Trustees of Boston University	4.061%	10/1/48	648	573
	Trustees of Princeton University	5.700%	3/1/39	1,124	1,274
[1]	Trustees of Princeton University	2.516%	7/1/50	985	691
	Trustees of Princeton University	4.201%	3/1/52	620	577
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	545	351
	Trustees of the University of Pennsylvania	4.674%	9/1/12	630	591
	Trustees of the University of Pennsylvania	3.610%	2/15/19	635	459
[1]	University of Chicago	2.761%	4/1/45	650	524
[1]	University of Chicago	2.547%	4/1/50	733	522
[1]	University of Chicago	4.003%	10/1/53	888	787
[1]	University of Miami	4.063%	4/1/52	940	814
[1]	University of Notre Dame du Lac	3.438%	2/15/45	837	710
[1]	University of Notre Dame du Lac	3.394%	2/15/48	928	758
[1]	University of Southern California	3.028%	10/1/39	1,311	1,116
[1]	University of Southern California	3.841%	10/1/47	895	780
	University of Southern California	2.805%	10/1/50	936	660
[1]	University of Southern California	2.945%	10/1/51	900	654
	University of Southern California	4.976%	10/1/53	1,340	1,384
	University of Southern California	5.250%	10/1/11	600	634
[1]	University of Southern California	3.226%	10/1/20	611	403
[1]	Washington University	3.524%	4/15/54	995	800
	Washington University	4.349%	4/15/22	1,005	866
	Whirlpool Corp.	4.500%	6/1/46	850	720
	Whirlpool Corp.	4.600%	5/15/50	1,045	874
[1]	William Marsh Rice University	3.574%	5/15/45	674	586
[1]	William Marsh Rice University	3.774%	5/15/55	650	566
[1]	Yale University	2.402%	4/15/50	972	646
					247,456
Consumer Staples (3.3%)
	Altria Group Inc.	5.800%	2/14/39	3,354	3,525
	Altria Group Inc.	3.400%	2/4/41	2,134	1,663
	Altria Group Inc.	4.250%	8/9/42	1,817	1,561
	Altria Group Inc.	4.500%	5/2/43	1,306	1,153
	Altria Group Inc.	5.375%	1/31/44	2,107	2,122
	Altria Group Inc.	3.875%	9/16/46	3,106	2,424
	Altria Group Inc.	5.950%	2/14/49	3,592	3,769
	Altria Group Inc.	4.450%	5/6/50	1,530	1,282
	Altria Group Inc.	3.700%	2/4/51	3,102	2,289
	Altria Group Inc.	6.200%	2/14/59	230	244
	Altria Group Inc.	4.000%	2/4/61	925	705
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,727	9,762
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	18,882	18,590
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,528	1,534
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,607	2,497
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,413	3,354
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,145	1,263
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,294	3,171
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,872	2,518
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,127	5,483
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,223	1,618
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	689	651
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,083	2,082
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,110	1,054
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,591	4,250
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,939	8,559
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,888	1,813
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,580	2,908
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,025	1,094
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	657
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	448
	Archer-Daniels-Midland Co.	2.700%	9/15/51	820	547
	BAT Capital Corp.	4.390%	8/15/37	4,380	3,984
	BAT Capital Corp.	7.079%	8/2/43	2,285	2,618
	BAT Capital Corp.	4.540%	8/15/47	3,273	2,765
	BAT Capital Corp.	4.758%	9/6/49	885	762
	BAT Capital Corp.	5.282%	4/2/50	1,209	1,134
	BAT Capital Corp.	5.650%	3/16/52	1,355	1,321
	BAT Capital Corp.	7.081%	8/2/53	1,820	2,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown-Forman Corp.	4.500%	7/15/45	1,440	1,370
[4]	Campbell Soup Co.	4.750%	3/23/35	750	747
	Campbell Soup Co.	4.800%	3/15/48	1,397	1,305
	Campbell Soup Co.	3.125%	4/24/50	773	544
	Church & Dwight Co. Inc.	3.950%	8/1/47	950	794
	Church & Dwight Co. Inc.	5.000%	6/15/52	980	962
	Coca-Cola Co.	4.125%	3/25/40	100	92
	Coca-Cola Co.	2.500%	6/1/40	1,365	1,032
	Coca-Cola Co.	2.875%	5/5/41	1,815	1,434
	Coca-Cola Co.	4.200%	3/25/50	970	886
	Coca-Cola Co.	2.600%	6/1/50	4,100	2,771
	Coca-Cola Co.	3.000%	3/5/51	1,335	978
	Coca-Cola Co.	2.500%	3/15/51	2,704	1,774
	Coca-Cola Co.	5.300%	5/13/54	1,070	1,140
	Coca-Cola Co.	5.200%	1/14/55	2,200	2,307
	Coca-Cola Co.	2.750%	6/1/60	1,820	1,194
	Coca-Cola Co.	5.400%	5/13/64	2,080	2,218
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	615	641
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	690	627
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	850	734
	Conagra Brands Inc.	5.300%	11/1/38	2,718	2,728
	Conagra Brands Inc.	5.400%	11/1/48	1,030	1,018
	Constellation Brands Inc.	4.500%	5/9/47	1,210	1,091
	Constellation Brands Inc.	4.100%	2/15/48	1,145	967
	Constellation Brands Inc.	5.250%	11/15/48	826	823
	Constellation Brands Inc.	3.750%	5/1/50	640	505
	Diageo Capital plc	5.875%	9/30/36	1,080	1,196
	Diageo Capital plc	3.875%	4/29/43	1,235	1,081
	Diageo Investment Corp.	7.450%	4/15/35	535	653
	Diageo Investment Corp.	4.250%	5/11/42	712	650
	Dollar General Corp.	4.125%	4/3/50	2,157	1,677
	Dollar Tree Inc.	3.375%	12/1/51	723	494
	Estee Lauder Cos. Inc.	6.000%	5/15/37	925	1,038
	Estee Lauder Cos. Inc.	4.375%	6/15/45	945	860
	Estee Lauder Cos. Inc.	4.150%	3/15/47	890	777
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,450	1,057
	General Mills Inc.	3.000%	2/1/51	979	676
	Haleon US Capital LLC	4.000%	3/24/52	1,801	1,529
	Hershey Co.	3.125%	11/15/49	2,383	1,744
	Hormel Foods Corp.	3.050%	6/3/51	1,360	973
	Ingredion Inc.	3.900%	6/1/50	480	381
	J M Smucker Co.	4.250%	3/15/35	1,232	1,181
	J M Smucker Co.	2.750%	9/15/41	975	692
	J M Smucker Co.	6.500%	11/15/43	1,395	1,575
	J M Smucker Co.	3.550%	3/15/50	670	501
	J M Smucker Co.	6.500%	11/15/53	1,995	2,308
	JBS USA Holding Lux Sarl	4.375%	2/2/52	1,174	931
	JBS USA Holding Lux Sarl	6.500%	12/1/52	2,747	2,928
[3]	JBS USA Holding Lux Sarl	7.250%	11/15/53	2,036	2,366
	Kellanova	4.500%	4/1/46	1,289	1,174
	Kellanova	5.750%	5/16/54	550	596
	Kenvue Inc.	5.100%	3/22/43	2,087	2,157
	Kenvue Inc.	5.050%	3/22/53	2,715	2,785
	Kenvue Inc.	5.200%	3/22/63	1,300	1,333
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,530	1,396
	Keurig Dr Pepper Inc.	4.420%	12/15/46	985	885
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,191	963
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,400	1,038
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,986	1,798
	Kimberly-Clark Corp.	6.625%	8/1/37	1,727	2,072
	Kimberly-Clark Corp.	5.300%	3/1/41	849	889
	Kimberly-Clark Corp.	3.200%	7/30/46	868	668
	Kimberly-Clark Corp.	2.875%	2/7/50	765	550
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	934	967
	Kraft Heinz Foods Co.	5.000%	7/15/35	1,525	1,571
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,005	2,364
	Kraft Heinz Foods Co.	6.500%	2/9/40	1,205	1,365
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,591	2,555
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,991	5,302
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,590	2,439

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,301	1,336
	Kroger Co.	6.900%	4/15/38	354	415
	Kroger Co.	5.400%	7/15/40	1,329	1,347
	Kroger Co.	5.000%	4/15/42	829	805
	Kroger Co.	5.150%	8/1/43	1,409	1,378
	Kroger Co.	3.875%	10/15/46	491	395
	Kroger Co.	4.450%	2/1/47	1,864	1,639
	Kroger Co.	4.650%	1/15/48	1,015	918
	Kroger Co.	3.950%	1/15/50	1,457	1,175
	Kroger Co.	5.500%	9/15/54	3,504	3,525
	Kroger Co.	5.650%	9/15/64	2,450	2,464
	McCormick & Co. Inc.	4.200%	8/15/47	550	492
	Mead Johnson Nutrition Co.	5.900%	11/1/39	665	726
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,164	1,075
	Molson Coors Beverage Co.	5.000%	5/1/42	2,582	2,527
	Molson Coors Beverage Co.	4.200%	7/15/46	2,781	2,404
	Mondelez International Inc.	2.625%	9/4/50	2,017	1,312
	PepsiCo Inc.	2.625%	10/21/41	2,325	1,737
	PepsiCo Inc.	4.000%	3/5/42	1,438	1,299
	PepsiCo Inc.	3.600%	8/13/42	1,560	1,327
	PepsiCo Inc.	4.250%	10/22/44	763	705
	PepsiCo Inc.	4.450%	4/14/46	1,904	1,791
	PepsiCo Inc.	3.450%	10/6/46	2,421	1,955
	PepsiCo Inc.	4.000%	5/2/47	1,343	1,177
	PepsiCo Inc.	3.375%	7/29/49	1,705	1,329
	PepsiCo Inc.	2.875%	10/15/49	1,475	1,053
	PepsiCo Inc.	3.625%	3/19/50	798	653
	PepsiCo Inc.	2.750%	10/21/51	1,222	838
	PepsiCo Inc.	3.875%	3/19/60	695	582
	Philip Morris International Inc.	6.375%	5/16/38	2,942	3,361
	Philip Morris International Inc.	4.375%	11/15/41	1,555	1,416
	Philip Morris International Inc.	4.500%	3/20/42	1,337	1,233
	Philip Morris International Inc.	3.875%	8/21/42	1,861	1,574
	Philip Morris International Inc.	4.125%	3/4/43	667	583
	Philip Morris International Inc.	4.875%	11/15/43	1,272	1,236
	Philip Morris International Inc.	4.250%	11/10/44	2,788	2,463
	Procter & Gamble Co.	5.550%	3/5/37	434	486
	Procter & Gamble Co.	3.550%	3/25/40	843	757
	Procter & Gamble Co.	3.500%	10/25/47	738	621
	Procter & Gamble Co.	3.600%	3/25/50	745	632
	Reynolds American Inc.	5.700%	8/15/35	1,226	1,276
	Reynolds American Inc.	7.250%	6/15/37	882	1,017
	Reynolds American Inc.	6.150%	9/15/43	1,225	1,275
	Reynolds American Inc.	5.850%	8/15/45	4,332	4,333
	Sysco Corp.	6.600%	4/1/40	1,927	2,183
	Sysco Corp.	4.500%	4/1/46	430	383
	Sysco Corp.	4.450%	3/15/48	1,225	1,082
	Sysco Corp.	3.300%	2/15/50	995	729
	Sysco Corp.	6.600%	4/1/50	2,410	2,826
	Sysco Corp.	3.150%	12/14/51	734	514
	Target Corp.	6.500%	10/15/37	730	856
	Target Corp.	7.000%	1/15/38	1,235	1,514
	Target Corp.	4.000%	7/1/42	755	685
	Target Corp.	3.625%	4/15/46	1,660	1,364
	Target Corp.	3.900%	11/15/47	941	798
	Target Corp.	2.950%	1/15/52	1,650	1,169
	Target Corp.	4.800%	1/15/53	1,375	1,352
	Tyson Foods Inc.	4.550%	6/2/47	968	845
	Tyson Foods Inc.	5.100%	9/28/48	2,775	2,627
[1]	Unilever Capital Corp.	2.625%	8/12/51	1,447	988
	Walmart Inc.	5.250%	9/1/35	3,100	3,368
	Walmart Inc.	6.200%	4/15/38	2,608	3,067
	Walmart Inc.	3.950%	6/28/38	2,298	2,208
	Walmart Inc.	5.625%	4/1/40	1,002	1,117
	Walmart Inc.	5.000%	10/25/40	2,224	2,317
	Walmart Inc.	5.625%	4/15/41	1,270	1,415
	Walmart Inc.	4.000%	4/11/43	1,151	1,056
	Walmart Inc.	3.625%	12/15/47	797	668
	Walmart Inc.	4.050%	6/29/48	3,443	3,101
	Walmart Inc.	2.950%	9/24/49	1,490	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.650%	9/22/51	2,830	1,945
	Walmart Inc.	4.500%	9/9/52	2,289	2,220
					306,244
Energy (4.4%)
	Apache Corp.	6.000%	1/15/37	826	859
	Apache Corp.	5.100%	9/1/40	2,393	2,126
	Apache Corp.	5.250%	2/1/42	714	637
	Apache Corp.	4.750%	4/15/43	801	662
	Apache Corp.	5.350%	7/1/49	635	549
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,962	2,958
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,246	1,056
	BP Capital Markets America Inc.	5.227%	11/17/34	1,825	1,900
	BP Capital Markets America Inc.	3.060%	6/17/41	3,014	2,341
	BP Capital Markets America Inc.	3.000%	2/24/50	3,764	2,609
	BP Capital Markets America Inc.	2.772%	11/10/50	2,866	1,884
	BP Capital Markets America Inc.	2.939%	6/4/51	4,425	3,005
	BP Capital Markets America Inc.	3.001%	3/17/52	2,840	1,948
	BP Capital Markets America Inc.	3.379%	2/8/61	2,462	1,733
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,349	1,411
	Canadian Natural Resources Ltd.	6.500%	2/15/37	825	899
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,610	1,730
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	671
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,067	981
	Cenovus Energy Inc.	5.250%	6/15/37	631	622
	Cenovus Energy Inc.	6.750%	11/15/39	850	959
	Cenovus Energy Inc.	5.400%	6/15/47	1,091	1,056
	Cenovus Energy Inc.	3.750%	2/15/52	1,735	1,278
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	944	776
	Chevron Corp.	3.078%	5/11/50	1,736	1,271
	Chevron USA Inc.	5.250%	11/15/43	571	597
	Chevron USA Inc.	2.343%	8/12/50	1,300	812
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,690	1,588
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	660	523
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,470	1,652
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,179	2,600
	Columbia Pipeline Group Inc.	5.800%	6/1/45	400	412
	ConocoPhillips	5.900%	5/15/38	1,532	1,681
	ConocoPhillips	6.500%	2/1/39	2,642	3,050
	ConocoPhillips	4.875%	10/1/47	850	821
	ConocoPhillips Co.	3.758%	3/15/42	1,355	1,154
	ConocoPhillips Co.	4.300%	11/15/44	1,596	1,420
	ConocoPhillips Co.	3.800%	3/15/52	2,975	2,384
	ConocoPhillips Co.	5.300%	5/15/53	1,937	1,957
	ConocoPhillips Co.	5.550%	3/15/54	1,110	1,161
	ConocoPhillips Co.	4.025%	3/15/62	3,412	2,755
	ConocoPhillips Co.	5.700%	9/15/63	1,480	1,584
	Continental Resources Inc.	4.900%	6/1/44	1,227	1,048
	DCP Midstream Operating LP	5.600%	4/1/44	840	836
	Devon Energy Corp.	5.600%	7/15/41	1,731	1,698
	Devon Energy Corp.	4.750%	5/15/42	1,352	1,195
	Devon Energy Corp.	5.000%	6/15/45	1,450	1,296
	Devon Energy Corp.	5.750%	9/15/54	1,730	1,682
	Diamondback Energy Inc.	4.400%	3/24/51	1,120	932
	Diamondback Energy Inc.	4.250%	3/15/52	1,402	1,136
	Diamondback Energy Inc.	6.250%	3/15/53	1,485	1,593
	Diamondback Energy Inc.	5.750%	4/18/54	2,660	2,680
	Diamondback Energy Inc.	5.900%	4/18/64	1,925	1,945
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	460	427
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	900	811
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,197	1,446
	Enbridge Energy Partners LP	5.500%	9/15/40	780	784
	Enbridge Energy Partners LP	7.375%	10/15/45	1,540	1,867
	Enbridge Inc.	4.500%	6/10/44	1,017	901
	Enbridge Inc.	5.500%	12/1/46	967	984
	Enbridge Inc.	4.000%	11/15/49	305	245
	Enbridge Inc.	3.400%	8/1/51	2,240	1,616
	Enbridge Inc.	6.700%	11/15/53	1,997	2,317
	Enbridge Inc.	5.950%	4/5/54	1,475	1,562
	Energy Transfer LP	4.900%	3/15/35	867	856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.625%	10/15/36	928	1,029
[1]	Energy Transfer LP	5.800%	6/15/38	810	842
	Energy Transfer LP	7.500%	7/1/38	995	1,187
	Energy Transfer LP	6.050%	6/1/41	894	924
	Energy Transfer LP	6.500%	2/1/42	2,330	2,543
	Energy Transfer LP	6.100%	2/15/42	183	190
	Energy Transfer LP	5.150%	2/1/43	1,479	1,385
	Energy Transfer LP	5.950%	10/1/43	905	924
	Energy Transfer LP	5.300%	4/1/44	2,015	1,935
	Energy Transfer LP	5.000%	5/15/44	654	600
	Energy Transfer LP	5.150%	3/15/45	2,181	2,033
	Energy Transfer LP	5.350%	5/15/45	1,227	1,169
	Energy Transfer LP	6.125%	12/15/45	2,691	2,804
	Energy Transfer LP	5.300%	4/15/47	1,840	1,732
	Energy Transfer LP	5.400%	10/1/47	2,618	2,493
	Energy Transfer LP	6.000%	6/15/48	1,761	1,801
	Energy Transfer LP	6.250%	4/15/49	3,626	3,815
	Energy Transfer LP	5.000%	5/15/50	3,097	2,798
	Energy Transfer LP	5.950%	5/15/54	2,735	2,799
	Energy Transfer LP	6.050%	9/1/54	2,377	2,459
	EnLink Midstream Partners LP	5.600%	4/1/44	650	621
	EnLink Midstream Partners LP	5.050%	4/1/45	838	751
	EnLink Midstream Partners LP	5.450%	6/1/47	925	874
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	365	416
	Enterprise Products Operating LLC	4.950%	2/15/35	1,500	1,523
	Enterprise Products Operating LLC	7.550%	4/15/38	1,010	1,252
	Enterprise Products Operating LLC	6.125%	10/15/39	815	900
	Enterprise Products Operating LLC	5.700%	2/15/42	2,140	2,252
	Enterprise Products Operating LLC	4.850%	8/15/42	1,480	1,419
	Enterprise Products Operating LLC	4.450%	2/15/43	1,908	1,735
	Enterprise Products Operating LLC	4.850%	3/15/44	1,993	1,899
	Enterprise Products Operating LLC	5.100%	2/15/45	2,385	2,350
	Enterprise Products Operating LLC	4.900%	5/15/46	1,017	972
	Enterprise Products Operating LLC	4.250%	2/15/48	2,675	2,310
	Enterprise Products Operating LLC	4.800%	2/1/49	2,319	2,169
	Enterprise Products Operating LLC	4.200%	1/31/50	2,270	1,936
	Enterprise Products Operating LLC	3.700%	1/31/51	1,095	853
	Enterprise Products Operating LLC	3.200%	2/15/52	2,789	1,977
	Enterprise Products Operating LLC	3.300%	2/15/53	2,230	1,596
	Enterprise Products Operating LLC	4.950%	10/15/54	1,277	1,216
	Enterprise Products Operating LLC	5.550%	2/16/55	2,610	2,696
	Enterprise Products Operating LLC	3.950%	1/31/60	1,955	1,532
	EOG Resources Inc.	3.900%	4/1/35	895	839
	EOG Resources Inc.	4.950%	4/15/50	1,348	1,299
	Exxon Mobil Corp.	2.995%	8/16/39	1,473	1,209
	Exxon Mobil Corp.	4.227%	3/19/40	3,502	3,280
	Exxon Mobil Corp.	3.567%	3/6/45	2,255	1,868
	Exxon Mobil Corp.	4.114%	3/1/46	3,582	3,192
	Exxon Mobil Corp.	3.095%	8/16/49	2,675	1,968
	Exxon Mobil Corp.	4.327%	3/19/50	4,640	4,202
	Exxon Mobil Corp.	3.452%	4/15/51	5,100	3,955
	Halliburton Co.	4.850%	11/15/35	2,665	2,661
	Halliburton Co.	6.700%	9/15/38	2,176	2,504
	Halliburton Co.	4.500%	11/15/41	865	793
	Halliburton Co.	4.750%	8/1/43	2,096	1,956
	Halliburton Co.	5.000%	11/15/45	3,409	3,273
[3]	Helmerich & Payne Inc.	5.500%	12/1/34	750	731
	Hess Corp.	6.000%	1/15/40	1,116	1,204
	Hess Corp.	5.600%	2/15/41	2,397	2,493
	Hess Corp.	5.800%	4/1/47	895	944
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,677	1,764
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,010	1,104
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,800	2,046
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	816	895
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,513	1,644
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,061	2,203
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	940	935
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	737	685
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	635	565
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,515	1,394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Energy Partners LP	5.500%	3/1/44	976	959
Kinder Morgan Energy Partners LP	5.400%	9/1/44	875	847
Kinder Morgan Inc.	5.550%	6/1/45	3,098	3,058
Kinder Morgan Inc.	5.050%	2/15/46	1,403	1,297
Kinder Morgan Inc.	5.200%	3/1/48	2,055	1,922
Kinder Morgan Inc.	3.250%	8/1/50	944	643
Kinder Morgan Inc.	5.950%	8/1/54	1,330	1,381
Marathon Oil Corp.	6.600%	10/1/37	1,450	1,658
Marathon Oil Corp.	5.200%	6/1/45	1,285	1,265
Marathon Petroleum Corp.	6.500%	3/1/41	3,060	3,332
Marathon Petroleum Corp.	4.750%	9/15/44	1,537	1,370
Marathon Petroleum Corp.	4.500%	4/1/48	356	302
Marathon Petroleum Corp.	5.000%	9/15/54	411	365
MPLX LP	4.500%	4/15/38	3,029	2,799
MPLX LP	5.200%	3/1/47	1,174	1,113
MPLX LP	5.200%	12/1/47	855	803
MPLX LP	4.700%	4/15/48	2,415	2,107
MPLX LP	5.500%	2/15/49	2,654	2,581
MPLX LP	4.950%	3/14/52	2,162	1,940
MPLX LP	5.650%	3/1/53	865	860
MPLX LP	4.900%	4/15/58	275	242
NOV Inc.	3.950%	12/1/42	1,693	1,342
Occidental Petroleum Corp.	5.550%	10/1/34	1,440	1,462
Occidental Petroleum Corp.	6.450%	9/15/36	3,543	3,825
Occidental Petroleum Corp.	6.200%	3/15/40	1,641	1,702
Occidental Petroleum Corp.	6.600%	3/15/46	2,204	2,369
Occidental Petroleum Corp.	4.400%	4/15/46	891	728
Occidental Petroleum Corp.	4.200%	3/15/48	450	352
Occidental Petroleum Corp.	6.050%	10/1/54	1,870	1,899
ONEOK Inc.	5.050%	11/1/34	2,810	2,797
ONEOK Inc.	6.000%	6/15/35	685	731
ONEOK Inc.	5.150%	10/15/43	520	494
ONEOK Inc.	4.250%	9/15/46	692	569
ONEOK Inc.	4.950%	7/13/47	1,510	1,366
ONEOK Inc.	4.200%	10/3/47	810	649
ONEOK Inc.	5.200%	7/15/48	1,740	1,624
ONEOK Inc.	4.450%	9/1/49	1,345	1,124
ONEOK Inc.	3.950%	3/1/50	1,879	1,443
ONEOK Inc.	4.500%	3/15/50	920	767
ONEOK Inc.	7.150%	1/15/51	849	982
ONEOK Inc.	6.625%	9/1/53	2,895	3,213
ONEOK Inc.	5.700%	11/1/54	2,400	2,388
ONEOK Inc.	5.850%	11/1/64	1,200	1,192
ONEOK Partners LP	6.650%	10/1/36	780	868
ONEOK Partners LP	6.850%	10/15/37	970	1,096
ONEOK Partners LP	6.125%	2/1/41	1,137	1,190
ONEOK Partners LP	6.200%	9/15/43	971	1,021
Ovintiv Inc.	6.625%	8/15/37	873	940
Ovintiv Inc.	6.500%	2/1/38	600	642
Ovintiv Inc.	7.100%	7/15/53	730	822
Phillips 66	4.650%	11/15/34	828	809
Phillips 66	5.875%	5/1/42	2,910	3,079
Phillips 66	4.875%	11/15/44	1,988	1,853
Phillips 66	3.300%	3/15/52	2,315	1,606
Phillips 66 Co.	4.950%	3/15/35	2,100	2,077
Phillips 66 Co.	4.680%	2/15/45	345	311
Phillips 66 Co.	4.900%	10/1/46	1,665	1,534
Phillips 66 Co.	5.650%	6/15/54	775	782
Phillips 66 Co.	5.500%	3/15/55	1,250	1,226
Plains All American Pipeline LP	6.650%	1/15/37	1,078	1,193
Plains All American Pipeline LP	5.150%	6/1/42	1,110	1,047
Plains All American Pipeline LP	4.300%	1/31/43	425	360
Plains All American Pipeline LP	4.700%	6/15/44	1,198	1,064
Plains All American Pipeline LP	4.900%	2/15/45	1,480	1,335
Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,125	1,191
Shell International Finance BV	4.125%	5/11/35	3,370	3,269
Shell International Finance BV	6.375%	12/15/38	3,959	4,599
Shell International Finance BV	5.500%	3/25/40	2,055	2,188
Shell International Finance BV	2.875%	11/26/41	1,219	930
Shell International Finance BV	3.625%	8/21/42	1,082	907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	4.550%	8/12/43	2,174	2,052
	Shell International Finance BV	4.375%	5/11/45	5,520	5,013
	Shell International Finance BV	4.000%	5/10/46	4,077	3,496
	Shell International Finance BV	3.750%	9/12/46	2,114	1,730
	Shell International Finance BV	3.125%	11/7/49	2,575	1,856
	Shell International Finance BV	3.250%	4/6/50	2,652	1,959
	Shell International Finance BV	3.000%	11/26/51	1,981	1,384
[3]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	2,165	2,187
[3]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	1,200	1,214
	Spectra Energy Partners LP	5.950%	9/25/43	447	465
	Spectra Energy Partners LP	4.500%	3/15/45	549	478
	Suncor Energy Inc.	5.950%	12/1/34	1,288	1,388
	Suncor Energy Inc.	6.800%	5/15/38	1,240	1,417
	Suncor Energy Inc.	6.500%	6/15/38	2,128	2,381
	Suncor Energy Inc.	6.850%	6/1/39	1,207	1,369
	Suncor Energy Inc.	4.000%	11/15/47	1,815	1,443
	Suncor Energy Inc.	3.750%	3/4/51	355	268
	Targa Resources Corp.	5.500%	2/15/35	620	639
	Targa Resources Corp.	4.950%	4/15/52	1,495	1,346
	Targa Resources Corp.	6.250%	7/1/52	920	990
	Targa Resources Corp.	6.500%	2/15/53	1,880	2,088
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	735	882
	TotalEnergies Capital International SA	2.986%	6/29/41	1,230	954
	TotalEnergies Capital International SA	3.461%	7/12/49	1,470	1,129
	TotalEnergies Capital International SA	3.127%	5/29/50	4,565	3,297
	TotalEnergies Capital International SA	3.386%	6/29/60	1,610	1,152
	TotalEnergies Capital SA	5.488%	4/5/54	3,075	3,179
	TotalEnergies Capital SA	5.275%	9/10/54	1,650	1,654
	TotalEnergies Capital SA	5.638%	4/5/64	2,290	2,391
	TotalEnergies Capital SA	5.425%	9/10/64	2,195	2,208
	TransCanada PipeLines Ltd.	5.850%	3/15/36	840	891
	TransCanada PipeLines Ltd.	6.200%	10/15/37	3,308	3,634
	TransCanada PipeLines Ltd.	4.750%	5/15/38	817	787
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,144	1,367
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,637	2,013
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,275	1,374
	TransCanada PipeLines Ltd.	5.000%	10/16/43	964	924
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,785	2,602
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,250	1,217
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	770	783
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	670	608
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,590	1,398
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	870	691
	Valero Energy Corp.	6.625%	6/15/37	2,370	2,651
	Valero Energy Corp.	4.900%	3/15/45	1,095	1,024
	Valero Energy Corp.	3.650%	12/1/51	1,446	1,053
	Valero Energy Corp.	4.000%	6/1/52	480	372
	Western Midstream Operating LP	5.450%	11/15/34	1,110	1,113
	Western Midstream Operating LP	5.450%	4/1/44	1,037	980
	Western Midstream Operating LP	5.300%	3/1/48	1,280	1,162
	Western Midstream Operating LP	5.500%	8/15/48	580	538
	Western Midstream Operating LP	5.250%	2/1/50	1,857	1,686
	Williams Cos. Inc.	6.300%	4/15/40	2,145	2,339
	Williams Cos. Inc.	5.800%	11/15/43	300	309
	Williams Cos. Inc.	5.400%	3/4/44	1,465	1,446
	Williams Cos. Inc.	5.750%	6/24/44	865	888
	Williams Cos. Inc.	5.100%	9/15/45	2,490	2,371
	Williams Cos. Inc.	4.850%	3/1/48	2,130	1,939
	Williams Cos. Inc.	3.500%	10/15/51	1,393	1,012
	Williams Cos. Inc.	5.300%	8/15/52	720	698
	Williams Cos. Inc.	5.800%	11/15/54	935	966
	Woodside Finance Ltd.	5.700%	9/12/54	1,320	1,313
					408,205
Financials (6.0%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,443	2,050
	Aflac Inc.	4.000%	10/15/46	789	668
	Alleghany Corp.	4.900%	9/15/44	975	957
	Alleghany Corp.	3.250%	8/15/51	990	718
	Allstate Corp.	5.550%	5/9/35	572	610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allstate Corp.	5.950%	4/1/36	940	1,037
	Allstate Corp.	4.200%	12/15/46	864	756
	Allstate Corp.	3.850%	8/10/49	1,953	1,600
[1]	Allstate Corp.	6.500%	5/15/57	925	976
	American Express Co.	4.050%	12/3/42	1,976	1,802
	American Financial Group Inc.	4.500%	6/15/47	1,070	950
	American International Group Inc.	3.875%	1/15/35	1,016	955
	American International Group Inc.	6.250%	5/1/36	1,000	1,115
	American International Group Inc.	4.500%	7/16/44	1,020	933
	American International Group Inc.	4.750%	4/1/48	2,613	2,476
	American International Group Inc.	4.375%	6/30/50	2,035	1,823
	Aon Corp.	6.250%	9/30/40	870	957
	Aon Corp.	2.900%	8/23/51	1,545	1,024
	Aon Corp.	3.900%	2/28/52	1,497	1,197
	Aon Global Ltd.	4.600%	6/14/44	932	853
	Aon Global Ltd.	4.750%	5/15/45	954	893
	Aon North America Inc.	5.750%	3/1/54	3,770	3,991
	Apollo Global Management Inc.	5.800%	5/21/54	1,375	1,465
	Arch Capital Finance LLC	5.031%	12/15/46	810	778
	Arch Capital Group Ltd.	3.635%	6/30/50	1,854	1,440
	Arch Capital Group US Inc.	5.144%	11/1/43	1,006	983
	Arthur J Gallagher & Co.	3.500%	5/20/51	1,547	1,145
	Arthur J Gallagher & Co.	3.050%	3/9/52	705	468
	Arthur J Gallagher & Co.	5.750%	3/2/53	985	1,026
	Arthur J Gallagher & Co.	6.750%	2/15/54	1,070	1,260
	Arthur J Gallagher & Co.	5.750%	7/15/54	920	959
	Athene Holding Ltd.	3.950%	5/25/51	1,100	845
	Athene Holding Ltd.	3.450%	5/15/52	1,015	695
	Athene Holding Ltd.	6.250%	4/1/54	1,865	1,984
	Bank of America Corp.	6.110%	1/29/37	4,451	4,918
[1]	Bank of America Corp.	4.244%	4/24/38	3,952	3,742
	Bank of America Corp.	7.750%	5/14/38	1,843	2,328
[1]	Bank of America Corp.	4.078%	4/23/40	2,821	2,575
[1]	Bank of America Corp.	2.676%	6/19/41	11,211	8,433
[1]	Bank of America Corp.	5.875%	2/7/42	3,345	3,736
	Bank of America Corp.	3.311%	4/22/42	7,949	6,466
[1]	Bank of America Corp.	5.000%	1/21/44	3,366	3,424
[1]	Bank of America Corp.	4.875%	4/1/44	643	643
[1]	Bank of America Corp.	3.946%	1/23/49	1,332	1,137
[1]	Bank of America Corp.	4.330%	3/15/50	5,510	4,997
[1]	Bank of America Corp.	4.083%	3/20/51	10,515	9,133
[1]	Bank of America Corp.	2.831%	10/24/51	2,165	1,496
[1]	Bank of America Corp.	3.483%	3/13/52	1,015	796
	Bank of America Corp.	2.972%	7/21/52	4,628	3,287
[1]	Bank of America NA	6.000%	10/15/36	1,931	2,135
	Barclays plc	3.811%	3/10/42	1,735	1,431
	Barclays plc	3.330%	11/24/42	1,733	1,332
	Barclays plc	5.250%	8/17/45	2,506	2,537
	Barclays plc	4.950%	1/10/47	3,383	3,276
	Barclays plc	6.036%	3/12/55	775	846
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	605	688
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,627	1,597
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,013	963
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,064	4,655
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,100	3,802
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,240	2,274
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	4,935	4,164
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,913	1,911
	BlackRock Funding Inc.	4.900%	1/8/35	850	877
	BlackRock Funding Inc.	5.250%	3/14/54	2,769	2,866
	BlackRock Funding Inc.	5.350%	1/8/55	2,275	2,391
	Brighthouse Financial Inc.	4.700%	6/22/47	1,448	1,193
	Brighthouse Financial Inc.	3.850%	12/22/51	675	467
	Brookfield Finance Inc.	5.675%	1/15/35	900	944
	Brookfield Finance Inc.	4.700%	9/20/47	1,738	1,607
	Brookfield Finance Inc.	3.500%	3/30/51	840	630
	Brookfield Finance Inc.	3.625%	2/15/52	985	741
	Brookfield Finance Inc.	5.968%	3/4/54	1,440	1,564
	Brookfield Finance LLC	3.450%	4/15/50	1,060	786
	Brown & Brown Inc.	4.950%	3/17/52	1,060	970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb Corp.	6.000%	5/11/37	998	1,117
[1]	Chubb Corp.	6.500%	5/15/38	830	974
	Chubb INA Holdings LLC	6.700%	5/15/36	1,060	1,246
	Chubb INA Holdings LLC	4.150%	3/13/43	1,492	1,341
	Chubb INA Holdings LLC	4.350%	11/3/45	2,055	1,896
	Chubb INA Holdings LLC	2.850%	12/15/51	822	573
	Chubb INA Holdings LLC	3.050%	12/15/61	2,437	1,662
	Cincinnati Financial Corp.	6.125%	11/1/34	785	853
	Citigroup Inc.	6.125%	8/25/36	1,206	1,311
[1]	Citigroup Inc.	3.878%	1/24/39	2,472	2,206
	Citigroup Inc.	8.125%	7/15/39	3,224	4,279
[1]	Citigroup Inc.	5.316%	3/26/41	2,474	2,536
	Citigroup Inc.	5.875%	1/30/42	1,625	1,784
	Citigroup Inc.	2.904%	11/3/42	2,234	1,682
	Citigroup Inc.	6.675%	9/13/43	1,772	2,087
	Citigroup Inc.	5.300%	5/6/44	1,670	1,696
	Citigroup Inc.	4.650%	7/30/45	1,612	1,526
	Citigroup Inc.	4.750%	5/18/46	3,519	3,300
[1]	Citigroup Inc.	4.281%	4/24/48	2,347	2,082
	Citigroup Inc.	4.650%	7/23/48	3,555	3,355
	CME Group Inc.	5.300%	9/15/43	1,363	1,464
	CME Group Inc.	4.150%	6/15/48	605	547
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,664	2,814
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,914	2,048
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,719	2,802
	Corebridge Financial Inc.	4.350%	4/5/42	340	301
	Corebridge Financial Inc.	4.400%	4/5/52	2,480	2,121
	Equitable Holdings Inc.	5.000%	4/20/48	1,874	1,792
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	755	702
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,795	1,305
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,690	1,130
[3]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	1,685	1,803
[3]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	1,090	1,135
	Fidelity National Financial Inc.	3.200%	9/17/51	975	652
	Fifth Third Bancorp	8.250%	3/1/38	1,738	2,189
	Franklin Resources Inc.	2.950%	8/12/51	655	445
	GATX Corp.	3.100%	6/1/51	1,699	1,158
	GATX Corp.	6.050%	6/5/54	820	886
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,875	2,811
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,751	1,967
	Goldman Sachs Group Inc.	6.750%	10/1/37	11,243	12,944
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	6,335	5,745
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,519	2,374
	Goldman Sachs Group Inc.	6.250%	2/1/41	4,953	5,631
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,820	3,835
	Goldman Sachs Group Inc.	3.436%	2/24/43	2,442	1,988
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,817	3,725
	Goldman Sachs Group Inc.	5.150%	5/22/45	995	994
	Goldman Sachs Group Inc.	4.750%	10/21/45	978	949
	Hartford Financial Services Group Inc.	5.950%	10/15/36	921	1,003
	Hartford Financial Services Group Inc.	6.100%	10/1/41	563	615
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	761
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,635	1,279
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	811
[1]	HSBC Bank USA NA	5.875%	11/1/34	788	847
[1]	HSBC Bank USA NA	5.625%	8/15/35	755	790
[1]	HSBC Bank USA NA	7.000%	1/15/39	855	1,017
[1]	HSBC Holdings plc	6.500%	5/2/36	2,359	2,564
	HSBC Holdings plc	6.500%	9/15/37	2,232	2,467
[1]	HSBC Holdings plc	6.500%	9/15/37	3,800	4,162
[1]	HSBC Holdings plc	6.800%	6/1/38	1,010	1,141
	HSBC Holdings plc	6.100%	1/14/42	2,780	3,188
	HSBC Holdings plc	6.332%	3/9/44	4,720	5,330
	HSBC Holdings plc	5.250%	3/14/44	2,860	2,841
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,164	1,633
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,562	2,273
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,388	1,706
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,807	2,799
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,485	1,660
	Intercontinental Exchange Inc.	5.200%	6/15/62	1,990	2,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Invesco Finance plc	5.375%	11/30/43	866	867
	Jackson Financial Inc.	4.000%	11/23/51	900	658
	Jefferies Financial Group Inc.	6.250%	1/15/36	795	859
	Jefferies Financial Group Inc.	6.500%	1/20/43	986	1,081
	JPMorgan Chase & Co.	6.400%	5/15/38	2,435	2,871
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	5,277	4,822
	JPMorgan Chase & Co.	5.500%	10/15/40	1,504	1,610
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	4,384	3,531
	JPMorgan Chase & Co.	5.600%	7/15/41	4,092	4,448
	JPMorgan Chase & Co.	2.525%	11/19/41	2,266	1,672
	JPMorgan Chase & Co.	5.400%	1/6/42	2,913	3,103
	JPMorgan Chase & Co.	3.157%	4/22/42	1,095	878
	JPMorgan Chase & Co.	5.625%	8/16/43	1,702	1,849
	JPMorgan Chase & Co.	4.850%	2/1/44	1,830	1,820
	JPMorgan Chase & Co.	4.950%	6/1/45	2,844	2,837
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	5,080	4,607
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	2,821	2,462
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	5,329	4,602
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	3,081	2,630
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	4,986	3,683
	JPMorgan Chase & Co.	3.328%	4/22/52	5,677	4,383
	Legg Mason Inc.	5.625%	1/15/44	995	1,038
	Lincoln National Corp.	6.300%	10/9/37	330	360
	Lincoln National Corp.	7.000%	6/15/40	560	644
	Lincoln National Corp.	4.350%	3/1/48	1,075	882
	Lincoln National Corp.	4.375%	6/15/50	535	437
	Lloyds Banking Group plc	5.300%	12/1/45	1,224	1,212
	Lloyds Banking Group plc	3.369%	12/14/46	1,348	1,005
	Lloyds Banking Group plc	4.344%	1/9/48	3,357	2,851
	Loews Corp.	6.000%	2/1/35	460	509
	Loews Corp.	4.125%	5/15/43	1,532	1,354
	Manulife Financial Corp.	5.375%	3/4/46	1,363	1,413
	Markel Group Inc.	5.000%	4/5/46	685	637
	Markel Group Inc.	4.300%	11/1/47	622	523
	Markel Group Inc.	5.000%	5/20/49	1,055	990
	Markel Group Inc.	4.150%	9/17/50	995	809
	Markel Group Inc.	3.450%	5/7/52	995	705
	Markel Group Inc.	6.000%	5/16/54	1,085	1,153
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,970	1,946
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,164	1,042
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	456	399
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,934	1,854
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	435	293
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	565	658
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	530	551
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	2,213	2,295
	Mastercard Inc.	4.550%	1/15/35	1,723	1,731
	Mastercard Inc.	3.800%	11/21/46	1,735	1,478
	Mastercard Inc.	3.650%	6/1/49	1,492	1,223
	Mastercard Inc.	3.850%	3/26/50	2,703	2,284
	Mastercard Inc.	2.950%	3/15/51	1,860	1,325
	MetLife Inc.	5.300%	12/15/34	1,200	1,260
	MetLife Inc.	5.700%	6/15/35	1,849	2,015
[1]	MetLife Inc.	6.400%	12/15/36	1,445	1,531
[1]	MetLife Inc.	10.750%	8/1/39	825	1,180
	MetLife Inc.	5.875%	2/6/41	1,808	1,972
	MetLife Inc.	4.875%	11/13/43	2,071	2,035
	MetLife Inc.	4.721%	12/15/44	1,125	1,067
	MetLife Inc.	4.050%	3/1/45	1,808	1,578
	MetLife Inc.	5.000%	7/15/52	620	613
	MetLife Inc.	5.250%	1/15/54	2,325	2,396
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	627	603
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	945	887
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,854	2,552
[1]	Morgan Stanley	3.971%	7/22/38	1,317	1,196
[1]	Morgan Stanley	4.457%	4/22/39	2,385	2,287
	Morgan Stanley	3.217%	4/22/42	4,234	3,414
	Morgan Stanley	6.375%	7/24/42	3,380	3,987
	Morgan Stanley	4.300%	1/27/45	5,819	5,362
[1]	Morgan Stanley	4.375%	1/22/47	3,707	3,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	5.597%	3/24/51	3,477	3,804
[1]	Morgan Stanley	2.802%	1/25/52	4,110	2,837
	Nasdaq Inc.	2.500%	12/21/40	1,501	1,067
	Nasdaq Inc.	3.250%	4/28/50	1,222	884
	Nasdaq Inc.	3.950%	3/7/52	1,245	1,002
	Nasdaq Inc.	5.950%	8/15/53	1,010	1,100
	Nasdaq Inc.	6.100%	6/28/63	1,432	1,577
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	860	880
	Old Republic International Corp.	3.850%	6/11/51	1,050	797
	Principal Financial Group Inc.	4.625%	9/15/42	975	914
	Principal Financial Group Inc.	4.350%	5/15/43	767	691
	Principal Financial Group Inc.	4.300%	11/15/46	531	470
	Principal Financial Group Inc.	5.500%	3/15/53	1,165	1,194
	Progressive Corp.	4.350%	4/25/44	980	895
	Progressive Corp.	4.125%	4/15/47	2,613	2,306
	Progressive Corp.	4.200%	3/15/48	1,134	1,003
	Progressive Corp.	3.950%	3/26/50	895	754
[1]	Prudential Financial Inc.	5.700%	12/14/36	1,325	1,444
[1]	Prudential Financial Inc.	6.625%	12/1/37	973	1,134
[1]	Prudential Financial Inc.	3.000%	3/10/40	891	706
[1]	Prudential Financial Inc.	6.625%	6/21/40	639	736
[1]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,116
[1]	Prudential Financial Inc.	4.600%	5/15/44	1,125	1,064
	Prudential Financial Inc.	3.905%	12/7/47	2,315	1,924
	Prudential Financial Inc.	3.935%	12/7/49	2,143	1,771
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,912	1,697
[1]	Prudential Financial Inc.	3.700%	3/13/51	2,191	1,733
	Raymond James Financial Inc.	4.950%	7/15/46	1,120	1,082
	Raymond James Financial Inc.	3.750%	4/1/51	1,460	1,147
[1]	Regions Bank	6.450%	6/26/37	980	1,053
	Regions Financial Corp.	7.375%	12/10/37	548	630
	Selective Insurance Group Inc.	5.375%	3/1/49	580	574
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,052	753
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,355	1,038
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	2,235	2,554
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	1,785	1,922
	Transatlantic Holdings Inc.	8.000%	11/30/39	663	871
	Travelers Cos. Inc.	6.750%	6/20/36	581	686
[1]	Travelers Cos. Inc.	6.250%	6/15/37	1,270	1,450
	Travelers Cos. Inc.	5.350%	11/1/40	1,480	1,553
	Travelers Cos. Inc.	4.600%	8/1/43	473	449
	Travelers Cos. Inc.	4.300%	8/25/45	626	567
	Travelers Cos. Inc.	3.750%	5/15/46	1,047	867
	Travelers Cos. Inc.	4.000%	5/30/47	1,535	1,328
	Travelers Cos. Inc.	4.100%	3/4/49	1,595	1,384
	Travelers Cos. Inc.	2.550%	4/27/50	503	327
	Travelers Cos. Inc.	3.050%	6/8/51	1,620	1,167
	Travelers Cos. Inc.	5.450%	5/25/53	1,471	1,570
	UBS AG	4.500%	6/26/48	625	595
	UBS Group AG	4.875%	5/15/45	4,443	4,339
	Unum Group	5.750%	8/15/42	695	710
	Unum Group	4.500%	12/15/49	1,085	924
	Unum Group	4.125%	6/15/51	1,230	972
	Unum Group	6.000%	6/15/54	545	568
	Visa Inc.	4.150%	12/14/35	2,930	2,885
	Visa Inc.	2.700%	4/15/40	1,799	1,414
	Visa Inc.	4.300%	12/14/45	7,201	6,703
	Visa Inc.	3.650%	9/15/47	885	740
	Visa Inc.	2.000%	8/15/50	2,985	1,806
	Voya Financial Inc.	5.700%	7/15/43	954	972
	Voya Financial Inc.	4.800%	6/15/46	700	634
	W R Berkley Corp.	4.750%	8/1/44	1,405	1,313
	W R Berkley Corp.	3.550%	3/30/52	575	429
	W R Berkley Corp.	3.150%	9/30/61	745	483
	Wachovia Corp.	5.500%	8/1/35	2,048	2,132
[1]	Wells Fargo & Co.	5.950%	12/15/36	1,166	1,227
[1]	Wells Fargo & Co.	3.068%	4/30/41	6,005	4,737
	Wells Fargo & Co.	5.375%	11/2/43	3,256	3,273
	Wells Fargo & Co.	5.606%	1/15/44	4,552	4,689
[1]	Wells Fargo & Co.	4.650%	11/4/44	3,953	3,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.900%	5/1/45	3,609	3,087
[1]	Wells Fargo & Co.	4.900%	11/17/45	3,767	3,535
[1]	Wells Fargo & Co.	4.400%	6/14/46	2,969	2,594
[1]	Wells Fargo & Co.	4.750%	12/7/46	3,799	3,481
[1]	Wells Fargo & Co.	5.013%	4/4/51	10,582	10,381
[1]	Wells Fargo & Co.	4.611%	4/25/53	5,602	5,190
[1]	Wells Fargo Bank NA	5.850%	2/1/37	2,156	2,326
[1]	Wells Fargo Bank NA	6.600%	1/15/38	1,459	1,686
	Western Union Co.	6.200%	11/17/36	955	1,016
	Westpac Banking Corp.	4.421%	7/24/39	1,654	1,564
	Westpac Banking Corp.	2.963%	11/16/40	1,845	1,393
	Westpac Banking Corp.	3.133%	11/18/41	1,818	1,391
	Willis North America Inc.	5.050%	9/15/48	1,098	1,029
	Willis North America Inc.	3.875%	9/15/49	1,206	946
	Willis North America Inc.	5.900%	3/5/54	872	913
	XL Group Ltd.	5.250%	12/15/43	545	539
					564,754
Health Care (7.4%)
	Abbott Laboratories	4.750%	11/30/36	2,912	2,985
	Abbott Laboratories	6.150%	11/30/37	498	576
	Abbott Laboratories	6.000%	4/1/39	1,331	1,536
	Abbott Laboratories	5.300%	5/27/40	1,218	1,313
	Abbott Laboratories	4.750%	4/15/43	990	1,002
	Abbott Laboratories	4.900%	11/30/46	5,238	5,336
	AbbVie Inc.	4.550%	3/15/35	3,668	3,669
	AbbVie Inc.	4.500%	5/14/35	5,077	5,060
	AbbVie Inc.	4.300%	5/14/36	2,212	2,152
	AbbVie Inc.	4.050%	11/21/39	7,853	7,254
	AbbVie Inc.	4.625%	10/1/42	1,245	1,193
	AbbVie Inc.	4.400%	11/6/42	5,533	5,217
	AbbVie Inc.	5.350%	3/15/44	240	253
	AbbVie Inc.	4.850%	6/15/44	2,261	2,233
	AbbVie Inc.	4.750%	3/15/45	1,587	1,544
	AbbVie Inc.	4.700%	5/14/45	4,981	4,816
	AbbVie Inc.	4.450%	5/14/46	1,769	1,651
	AbbVie Inc.	4.875%	11/14/48	1,833	1,803
	AbbVie Inc.	4.250%	11/21/49	10,625	9,508
	AbbVie Inc.	5.400%	3/15/54	5,470	5,801
	AbbVie Inc.	5.500%	3/15/64	4,190	4,472
	Adventist Health System	5.757%	12/1/34	600	625
	Adventist Health System	3.630%	3/1/49	820	615
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	825	748
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	875	696
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	828	602
	Aetna Inc.	6.625%	6/15/36	725	820
	Aetna Inc.	6.750%	12/15/37	989	1,120
	Aetna Inc.	4.500%	5/15/42	1,163	1,034
	Aetna Inc.	4.125%	11/15/42	910	757
	Aetna Inc.	4.750%	3/15/44	873	787
	Aetna Inc.	3.875%	8/15/47	1,782	1,392
	AHS Hospital Corp.	5.024%	7/1/45	875	884
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,035	711
[1]	Allina Health System	3.887%	4/15/49	1,235	1,025
	Amgen Inc.	6.400%	2/1/39	890	1,003
	Amgen Inc.	3.150%	2/21/40	3,479	2,775
	Amgen Inc.	5.750%	3/15/40	160	170
	Amgen Inc.	2.800%	8/15/41	1,030	780
	Amgen Inc.	4.950%	10/1/41	656	641
	Amgen Inc.	5.150%	11/15/41	1,144	1,145
	Amgen Inc.	5.650%	6/15/42	730	763
	Amgen Inc.	5.600%	3/2/43	5,520	5,786
	Amgen Inc.	4.400%	5/1/45	5,632	5,056
	Amgen Inc.	4.563%	6/15/48	2,832	2,563
	Amgen Inc.	3.375%	2/21/50	3,222	2,453
	Amgen Inc.	4.663%	6/15/51	6,108	5,585
	Amgen Inc.	3.000%	1/15/52	2,652	1,872
	Amgen Inc.	4.200%	2/22/52	1,783	1,516
	Amgen Inc.	4.875%	3/1/53	1,935	1,820
	Amgen Inc.	5.650%	3/2/53	6,700	7,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.770%	9/1/53	1,222	794
	Amgen Inc.	4.400%	2/22/62	2,047	1,746
	Amgen Inc.	5.750%	3/2/63	4,921	5,189
[1]	Ascension Health	3.106%	11/15/39	1,160	964
	Ascension Health	3.945%	11/15/46	2,231	1,947
[1]	Ascension Health	4.847%	11/15/53	962	968
	AstraZeneca plc	6.450%	9/15/37	4,976	5,819
	AstraZeneca plc	4.000%	9/18/42	3,086	2,772
	AstraZeneca plc	4.375%	11/16/45	1,492	1,394
	AstraZeneca plc	2.125%	8/6/50	766	463
	AstraZeneca plc	3.000%	5/28/51	1,729	1,260
	Banner Health	2.907%	1/1/42	825	636
	Banner Health	2.913%	1/1/51	666	475
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	550	353
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,186	918
	Baxalta Inc.	5.250%	6/23/45	860	860
	Baxter International Inc.	3.500%	8/15/46	978	737
	Baxter International Inc.	3.132%	12/1/51	2,037	1,388
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	985
	Baylor Scott & White Holdings	3.967%	11/15/46	951	830
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	1,702	1,196
	Becton Dickinson & Co.	4.685%	12/15/44	2,117	1,978
	Becton Dickinson & Co.	4.669%	6/6/47	2,631	2,444
	Becton Dickinson & Co.	3.794%	5/20/50	579	469
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	900	608
	Biogen Inc.	5.200%	9/15/45	120	117
	Biogen Inc.	3.150%	5/1/50	2,865	1,980
	Biogen Inc.	3.250%	2/15/51	1,296	909
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	995	728
	Boston Scientific Corp.	6.500%	11/15/35	555	639
	Boston Scientific Corp.	4.550%	3/1/39	955	935
	Boston Scientific Corp.	7.375%	1/15/40	534	663
	Boston Scientific Corp.	4.700%	3/1/49	1,220	1,163
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,931	2,714
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,813	1,517
	Bristol-Myers Squibb Co.	3.250%	8/1/42	614	488
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,701	2,577
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,778	2,486
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,343	2,158
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,771	5,946
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,297	2,100
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,792	3,009
	Bristol-Myers Squibb Co.	6.250%	11/15/53	1,770	2,050
	Bristol-Myers Squibb Co.	5.550%	2/22/54	5,365	5,689
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,465	1,165
	Bristol-Myers Squibb Co.	6.400%	11/15/63	3,065	3,604
	Bristol-Myers Squibb Co.	5.650%	2/22/64	3,095	3,280
	Cardinal Health Inc.	4.600%	3/15/43	925	840
	Cardinal Health Inc.	4.500%	11/15/44	822	733
	Cardinal Health Inc.	4.900%	9/15/45	1,263	1,182
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	800	591
	Cencora Inc.	4.250%	3/1/45	869	768
	Cencora Inc.	4.300%	12/15/47	1,066	943
	Children's Health System of Texas	2.511%	8/15/50	1,175	770
[1]	Children's Hospital	2.928%	7/15/50	675	467
[1]	Children's Hospital Corp.	4.115%	1/1/47	699	628
[1]	Children's Hospital Corp.	2.585%	2/1/50	495	333
	Children's Hospital Medical Center	4.268%	5/15/44	750	694
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,050	723
	Cigna Group	4.800%	8/15/38	3,610	3,513
	Cigna Group	3.200%	3/15/40	1,458	1,151
[1]	Cigna Group	6.125%	11/15/41	516	567
[1]	Cigna Group	4.800%	7/15/46	2,320	2,171
[1]	Cigna Group	3.875%	10/15/47	2,725	2,202
	Cigna Group	4.900%	12/15/48	5,680	5,348
	Cigna Group	3.400%	3/15/50	2,060	1,513
	Cigna Group	3.400%	3/15/51	2,685	1,961
	Cigna Group	5.600%	2/15/54	2,255	2,330
[1]	City of Hope	5.623%	11/15/43	925	947
[1]	City of Hope	4.378%	8/15/48	645	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Clinic Foundation	4.858%	1/1/14	830	798
	CommonSpirit Health	5.318%	12/1/34	1,800	1,858
[1]	CommonSpirit Health	4.350%	11/1/42	1,992	1,787
	CommonSpirit Health	3.817%	10/1/49	935	761
	CommonSpirit Health	4.187%	10/1/49	1,092	930
	CommonSpirit Health	3.910%	10/1/50	1,382	1,108
	CommonSpirit Health	5.548%	12/1/54	1,140	1,181
[1]	Community Health Network Inc.	3.099%	5/1/50	900	637
[1]	Corewell Health Obligated Group	3.487%	7/15/49	775	612
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,115	853
	CVS Health Corp.	4.875%	7/20/35	993	972
	CVS Health Corp.	4.780%	3/25/38	10,028	9,469
	CVS Health Corp.	6.125%	9/15/39	2,020	2,129
	CVS Health Corp.	4.125%	4/1/40	2,637	2,257
	CVS Health Corp.	2.700%	8/21/40	2,357	1,674
	CVS Health Corp.	5.300%	12/5/43	2,375	2,290
	CVS Health Corp.	5.125%	7/20/45	6,461	6,022
	CVS Health Corp.	5.050%	3/25/48	14,185	12,944
	CVS Health Corp.	4.250%	4/1/50	1,792	1,450
	CVS Health Corp.	5.625%	2/21/53	2,765	2,728
	CVS Health Corp.	5.875%	6/1/53	1,529	1,555
	CVS Health Corp.	6.050%	6/1/54	1,680	1,750
	CVS Health Corp.	6.000%	6/1/63	555	567
	Danaher Corp.	4.375%	9/15/45	1,242	1,155
	Danaher Corp.	2.600%	10/1/50	2,095	1,390
	Danaher Corp.	2.800%	12/10/51	1,980	1,357
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	524	431
	DH Europe Finance II Sarl	3.250%	11/15/39	617	521
	DH Europe Finance II Sarl	3.400%	11/15/49	1,578	1,226
	Dignity Health	4.500%	11/1/42	1,050	952
	Dignity Health	5.267%	11/1/64	515	508
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,035	887
	Elevance Health Inc.	5.850%	1/15/36	822	890
	Elevance Health Inc.	6.375%	6/15/37	686	777
	Elevance Health Inc.	4.625%	5/15/42	1,416	1,327
	Elevance Health Inc.	4.650%	1/15/43	1,859	1,749
	Elevance Health Inc.	5.100%	1/15/44	779	770
	Elevance Health Inc.	4.650%	8/15/44	1,773	1,658
	Elevance Health Inc.	4.375%	12/1/47	2,296	2,031
	Elevance Health Inc.	4.550%	3/1/48	1,118	1,007
	Elevance Health Inc.	3.700%	9/15/49	880	692
	Elevance Health Inc.	3.125%	5/15/50	2,415	1,710
	Elevance Health Inc.	3.600%	3/15/51	1,810	1,392
	Elevance Health Inc.	4.550%	5/15/52	1,565	1,396
	Elevance Health Inc.	6.100%	10/15/52	1,155	1,281
	Elevance Health Inc.	5.125%	2/15/53	2,555	2,505
	Elevance Health Inc.	5.650%	6/15/54	1,320	1,394
	Elevance Health Inc.	4.850%	8/15/54	400	361
	Eli Lilly & Co.	3.950%	3/15/49	1,085	944
	Eli Lilly & Co.	2.250%	5/15/50	3,255	2,048
	Eli Lilly & Co.	4.875%	2/27/53	2,910	2,909
	Eli Lilly & Co.	5.000%	2/9/54	3,950	4,016
	Eli Lilly & Co.	5.050%	8/14/54	732	749
	Eli Lilly & Co.	4.150%	3/15/59	1,345	1,179
	Eli Lilly & Co.	2.500%	9/15/60	1,665	1,008
	Eli Lilly & Co.	4.950%	2/27/63	1,965	1,959
	Eli Lilly & Co.	5.100%	2/9/64	3,645	3,722
	Eli Lilly & Co.	5.200%	8/14/64	690	713
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	745	602
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,712	2,001
	Gilead Sciences Inc.	4.600%	9/1/35	2,208	2,210
	Gilead Sciences Inc.	4.000%	9/1/36	1,671	1,572
	Gilead Sciences Inc.	2.600%	10/1/40	3,246	2,429
	Gilead Sciences Inc.	5.650%	12/1/41	1,021	1,096
	Gilead Sciences Inc.	4.800%	4/1/44	3,064	2,961
	Gilead Sciences Inc.	4.500%	2/1/45	3,153	2,918
	Gilead Sciences Inc.	4.750%	3/1/46	4,418	4,228
	Gilead Sciences Inc.	4.150%	3/1/47	2,015	1,766
	Gilead Sciences Inc.	2.800%	10/1/50	3,623	2,462
	Gilead Sciences Inc.	5.550%	10/15/53	1,415	1,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,026	5,844
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	667	610
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	985	730
	Hackensack Meridian Health Inc.	4.211%	7/1/48	625	560
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,245	871
	Hackensack Meridian Health Inc.	4.500%	7/1/57	415	382
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	900	679
	HCA Inc.	5.125%	6/15/39	2,108	2,075
	HCA Inc.	4.375%	3/15/42	50	44
	HCA Inc.	5.500%	6/15/47	2,680	2,661
	HCA Inc.	5.250%	6/15/49	3,576	3,399
	HCA Inc.	3.500%	7/15/51	2,657	1,913
	HCA Inc.	4.625%	3/15/52	3,750	3,254
	HCA Inc.	5.900%	6/1/53	1,844	1,924
	HCA Inc.	6.000%	4/1/54	2,429	2,568
	HCA Inc.	5.950%	9/15/54	4,080	4,284
	HCA Inc.	6.100%	4/1/64	1,830	1,924
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	1,070	887
	Humana Inc.	4.625%	12/1/42	604	541
	Humana Inc.	4.950%	10/1/44	1,466	1,361
	Humana Inc.	4.800%	3/15/47	705	637
	Humana Inc.	3.950%	8/15/49	1,105	874
	Humana Inc.	5.500%	3/15/53	1,160	1,144
	Humana Inc.	5.750%	4/15/54	1,735	1,775
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,250	1,081
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	530
	Inova Health System Foundation	4.068%	5/15/52	745	656
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	755	596
[1]	Iowa Health System	3.665%	2/15/50	900	723
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,348	1,155
	Johnson & Johnson	3.550%	3/1/36	1,681	1,571
	Johnson & Johnson	3.625%	3/3/37	2,982	2,769
	Johnson & Johnson	5.950%	8/15/37	1,705	1,969
	Johnson & Johnson	3.400%	1/15/38	1,880	1,686
	Johnson & Johnson	5.850%	7/15/38	935	1,071
	Johnson & Johnson	2.100%	9/1/40	1,900	1,378
	Johnson & Johnson	4.500%	9/1/40	1,448	1,456
	Johnson & Johnson	4.850%	5/15/41	545	565
	Johnson & Johnson	4.500%	12/5/43	922	925
	Johnson & Johnson	3.700%	3/1/46	3,992	3,481
	Johnson & Johnson	3.750%	3/3/47	1,866	1,622
	Johnson & Johnson	3.500%	1/15/48	1,022	850
	Johnson & Johnson	2.250%	9/1/50	1,730	1,120
	Johnson & Johnson	5.250%	6/1/54	1,970	2,133
	Johnson & Johnson	2.450%	9/1/60	1,625	1,017
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,497	1,927
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,396	1,398
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,168	1,945
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	1,901	1,447
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,517	1,805
	Koninklijke Philips NV	6.875%	3/11/38	1,140	1,316
	Koninklijke Philips NV	5.000%	3/15/42	970	943
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,469	1,349
[1]	Mass General Brigham Inc.	3.765%	7/1/48	576	483
[1]	Mass General Brigham Inc.	3.192%	7/1/49	846	637
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,260	915
[1]	Mayo Clinic	3.774%	11/15/43	740	640
[1]	Mayo Clinic	4.128%	11/15/52	835	736
[1]	Mayo Clinic	3.196%	11/15/61	705	510
[1]	McLaren Health Care Corp.	4.386%	5/15/48	950	872
[1]	MedStar Health Inc.	3.626%	8/15/49	972	756
	Medtronic Inc.	4.375%	3/15/35	3,879	3,855
	Medtronic Inc.	4.625%	3/15/45	3,396	3,259
	Memorial Health Services	3.447%	11/1/49	615	487
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	970	982
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	737	534
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,030	911
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,003	896
	Merck & Co. Inc.	3.900%	3/7/39	2,317	2,118
	Merck & Co. Inc.	2.350%	6/24/40	2,085	1,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	3.600%	9/15/42	1,462	1,233
	Merck & Co. Inc.	4.150%	5/18/43	2,899	2,647
	Merck & Co. Inc.	4.900%	5/17/44	1,505	1,513
	Merck & Co. Inc.	3.700%	2/10/45	3,644	3,071
	Merck & Co. Inc.	4.000%	3/7/49	2,637	2,286
	Merck & Co. Inc.	2.450%	6/24/50	2,741	1,763
	Merck & Co. Inc.	2.750%	12/10/51	2,545	1,720
	Merck & Co. Inc.	5.000%	5/17/53	2,320	2,337
	Merck & Co. Inc.	2.900%	12/10/61	3,490	2,247
	Merck & Co. Inc.	5.150%	5/17/63	1,197	1,222
[1]	Methodist Hospital	2.705%	12/1/50	1,073	732
[1]	Montefiore Obligated Group	5.246%	11/1/48	649	544
	Montefiore Obligated Group	4.287%	9/1/50	630	474
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	575	467
[1]	Mount Sinai Hospital	3.981%	7/1/48	448	333
[1]	Mount Sinai Hospital	3.737%	7/1/49	955	655
[1]	Mount Sinai Hospital	3.391%	7/1/50	652	409
	MultiCare Health System	2.803%	8/15/50	775	493
	Mylan Inc.	5.400%	11/29/43	786	725
	Mylan Inc.	5.200%	4/15/48	1,255	1,085
[1]	MyMichigan Health	3.409%	6/1/50	406	306
	New York & Presbyterian Hospital	4.024%	8/1/45	1,325	1,183
	New York & Presbyterian Hospital	4.063%	8/1/56	721	624
	New York & Presbyterian Hospital	2.606%	8/1/60	600	370
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	990	776
	Northwell Healthcare Inc.	3.979%	11/1/46	1,100	913
	Northwell Healthcare Inc.	4.260%	11/1/47	1,504	1,300
	Northwell Healthcare Inc.	3.809%	11/1/49	860	688
	Novant Health Inc.	2.637%	11/1/36	765	618
	Novant Health Inc.	3.168%	11/1/51	644	465
	Novant Health Inc.	3.318%	11/1/61	825	581
	Novartis Capital Corp.	3.700%	9/21/42	985	859
	Novartis Capital Corp.	4.400%	5/6/44	3,623	3,449
	Novartis Capital Corp.	4.000%	11/20/45	2,938	2,634
	Novartis Capital Corp.	2.750%	8/14/50	1,225	863
	Novartis Capital Corp.	4.700%	9/18/54	700	686
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,010	671
[1]	NYU Langone Hospitals	5.750%	7/1/43	771	844
	NYU Langone Hospitals	4.784%	7/1/44	888	870
[1]	NYU Langone Hospitals	4.368%	7/1/47	1,045	967
[1]	NYU Langone Hospitals	3.380%	7/1/55	1,135	847
	OhioHealth Corp.	2.834%	11/15/41	675	514
[1]	OhioHealth Corp.	3.042%	11/15/50	1,040	771
	Orlando Health Obligated Group	4.089%	10/1/48	515	448
	Orlando Health Obligated Group	3.327%	10/1/50	680	518
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	960	894
	Pfizer Inc.	4.000%	12/15/36	1,923	1,832
	Pfizer Inc.	4.100%	9/15/38	1,626	1,526
	Pfizer Inc.	3.900%	3/15/39	224	204
	Pfizer Inc.	7.200%	3/15/39	5,273	6,591
	Pfizer Inc.	2.550%	5/28/40	1,815	1,358
	Pfizer Inc.	5.600%	9/15/40	265	285
	Pfizer Inc.	4.300%	6/15/43	1,932	1,786
	Pfizer Inc.	4.400%	5/15/44	2,050	1,950
	Pfizer Inc.	4.125%	12/15/46	3,132	2,774
	Pfizer Inc.	4.200%	9/15/48	881	783
	Pfizer Inc.	4.000%	3/15/49	1,525	1,323
	Pfizer Inc.	2.700%	5/28/50	3,000	2,078
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	5,117	5,202
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	10,546	10,907
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	7,737	7,939
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,010	697
	Presbyterian Healthcare Services	4.875%	8/1/52	700	698
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,435	1,162
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,405	893
	Quest Diagnostics Inc.	5.000%	12/15/34	1,450	1,468
	Quest Diagnostics Inc.	4.700%	3/30/45	554	521
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	469	350
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,367	899
	Revvity Inc.	3.625%	3/15/51	605	452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royalty Pharma plc	3.300%	9/2/40	2,000	1,550
	Royalty Pharma plc	3.550%	9/2/50	3,434	2,489
	Royalty Pharma plc	3.350%	9/2/51	650	447
[1]	Sharp HealthCare	2.680%	8/1/50	875	592
[3]	Solventum Corp.	6.000%	5/15/64	200	206
[1]	Stanford Health Care	3.795%	11/15/48	948	802
	Stanford Health Care	3.027%	8/15/51	735	532
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,255	963
	Stryker Corp.	4.100%	4/1/43	720	632
	Stryker Corp.	4.375%	5/15/44	465	421
	Stryker Corp.	4.625%	3/15/46	2,175	2,050
	Stryker Corp.	2.900%	6/15/50	1,067	754
	Summa Health	3.511%	11/15/51	350	273
[1]	Sutter Health	3.161%	8/15/40	1,000	807
[1]	Sutter Health	4.091%	8/15/48	1,060	921
[1]	Sutter Health	3.361%	8/15/50	1,275	975
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,053	3,151
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	1,190	1,251
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	4,426	3,175
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	3,236	2,265
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	50	52
	Texas Health Resources	2.328%	11/15/50	825	515
[1]	Texas Health Resources	4.330%	11/15/55	640	584
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,944	1,482
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,078	1,115
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,732	1,538
	Toledo Hospital	5.750%	11/15/38	700	714
[1]	Trinity Health Corp.	2.632%	12/1/40	650	489
	Trinity Health Corp.	4.125%	12/1/45	910	811
[1]	Trinity Health Corp.	3.434%	12/1/48	935	754
	UnitedHealth Group Inc.	4.625%	7/15/35	1,786	1,805
	UnitedHealth Group Inc.	5.800%	3/15/36	1,194	1,315
	UnitedHealth Group Inc.	6.500%	6/15/37	1,340	1,555
	UnitedHealth Group Inc.	6.625%	11/15/37	1,080	1,271
	UnitedHealth Group Inc.	6.875%	2/15/38	1,719	2,081
	UnitedHealth Group Inc.	3.500%	8/15/39	2,044	1,760
	UnitedHealth Group Inc.	2.750%	5/15/40	1,323	1,013
	UnitedHealth Group Inc.	5.700%	10/15/40	1,021	1,096
	UnitedHealth Group Inc.	5.950%	2/15/41	955	1,053
	UnitedHealth Group Inc.	3.050%	5/15/41	2,959	2,335
	UnitedHealth Group Inc.	4.375%	3/15/42	1,152	1,078
	UnitedHealth Group Inc.	3.950%	10/15/42	693	609
	UnitedHealth Group Inc.	4.250%	3/15/43	2,190	2,027
	UnitedHealth Group Inc.	5.500%	7/15/44	2,660	2,814
	UnitedHealth Group Inc.	4.750%	7/15/45	2,566	2,491
	UnitedHealth Group Inc.	4.200%	1/15/47	707	626
	UnitedHealth Group Inc.	4.250%	4/15/47	1,976	1,747
	UnitedHealth Group Inc.	3.750%	10/15/47	2,455	2,015
	UnitedHealth Group Inc.	4.250%	6/15/48	2,235	1,974
	UnitedHealth Group Inc.	4.450%	12/15/48	1,012	919
	UnitedHealth Group Inc.	3.700%	8/15/49	2,158	1,735
	UnitedHealth Group Inc.	2.900%	5/15/50	2,720	1,904
	UnitedHealth Group Inc.	3.250%	5/15/51	4,349	3,218
	UnitedHealth Group Inc.	4.750%	5/15/52	3,945	3,758
	UnitedHealth Group Inc.	5.875%	2/15/53	3,515	3,889
	UnitedHealth Group Inc.	5.050%	4/15/53	3,758	3,730
	UnitedHealth Group Inc.	5.375%	4/15/54	3,215	3,337
	UnitedHealth Group Inc.	5.625%	7/15/54	5,005	5,367
	UnitedHealth Group Inc.	3.875%	8/15/59	3,008	2,389
	UnitedHealth Group Inc.	4.950%	5/15/62	1,320	1,275
	UnitedHealth Group Inc.	6.050%	2/15/63	2,893	3,267
	UnitedHealth Group Inc.	5.200%	4/15/63	2,925	2,924
	UnitedHealth Group Inc.	5.500%	4/15/64	2,040	2,132
	UnitedHealth Group Inc.	5.750%	7/15/64	3,350	3,616
	Utah Acquisition Sub Inc.	5.250%	6/15/46	1,680	1,472
	Viatris Inc.	3.850%	6/22/40	1,430	1,114
	Viatris Inc.	4.000%	6/22/50	3,226	2,314
[1]	WakeMed	3.286%	10/1/52	538	414
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	791	553
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,175	810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyeth LLC	6.000%	2/15/36	55	62
	Wyeth LLC	5.950%	4/1/37	1,946	2,155
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,025	657
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	300	318
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	980	874
	Zoetis Inc.	4.700%	2/1/43	2,716	2,589
	Zoetis Inc.	3.950%	9/12/47	620	521
	Zoetis Inc.	4.450%	8/20/48	94	85
	Zoetis Inc.	3.000%	5/15/50	1,165	821
					692,946
Industrials (3.7%)
[1]	3M Co.	5.700%	3/15/37	929	1,033
[1]	3M Co.	3.875%	6/15/44	435	369
[1]	3M Co.	3.125%	9/19/46	1,455	1,084
[1]	3M Co.	3.625%	10/15/47	1,005	801
[1]	3M Co.	4.000%	9/14/48	1,340	1,187
	3M Co.	3.250%	8/26/49	1,838	1,376
	3M Co.	3.700%	4/15/50	813	660
	Boeing Co.	3.250%	2/1/35	908	739
	Boeing Co.	3.550%	3/1/38	933	728
	Boeing Co.	3.500%	3/1/39	844	643
	Boeing Co.	6.875%	3/15/39	878	949
	Boeing Co.	5.875%	2/15/40	1,051	1,045
	Boeing Co.	5.705%	5/1/40	5,495	5,366
	Boeing Co.	3.375%	6/15/46	1,242	841
	Boeing Co.	3.650%	3/1/47	1,101	773
	Boeing Co.	3.625%	3/1/48	1,093	755
	Boeing Co.	3.900%	5/1/49	1,625	1,178
	Boeing Co.	3.750%	2/1/50	1,895	1,331
	Boeing Co.	5.805%	5/1/50	9,737	9,407
[3]	Boeing Co.	6.858%	5/1/54	4,535	4,974
	Boeing Co.	3.950%	8/1/59	2,001	1,367
	Boeing Co.	5.930%	5/1/60	5,884	5,647
[3]	Boeing Co.	7.008%	5/1/64	2,450	2,700
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	749	856
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,155	1,317
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,447	1,582
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,066	1,081
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	970	1,019
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,081	1,081
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,013	948
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,737	1,619
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,323	1,242
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,512	1,563
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,227	2,208
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,945	1,837
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,654	2,370
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	969	930
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,146	1,829
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,970	1,735
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,950	1,697
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,615	1,290
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,108	1,518
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,117	1,600
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,970	1,358
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,848	1,910
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	2,560	2,761
	Canadian National Railway Co.	6.200%	6/1/36	842	956
	Canadian National Railway Co.	6.375%	11/15/37	1,254	1,454
	Canadian National Railway Co.	3.200%	8/2/46	557	428
	Canadian National Railway Co.	3.650%	2/3/48	422	348
	Canadian National Railway Co.	2.450%	5/1/50	1,120	721
	Canadian National Railway Co.	4.400%	8/5/52	1,210	1,116
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,302	1,302
	Canadian Pacific Railway Co.	5.950%	5/15/37	1,015	1,104
	Canadian Pacific Railway Co.	3.000%	12/2/41	1,920	1,487
	Canadian Pacific Railway Co.	4.300%	5/15/43	208	188
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,233	1,182
	Canadian Pacific Railway Co.	4.950%	8/15/45	886	857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,715	1,331
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,095	2,926
	Canadian Pacific Railway Co.	4.200%	11/15/69	778	629
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,363	1,500
	Carrier Global Corp.	3.377%	4/5/40	3,655	3,020
	Carrier Global Corp.	3.577%	4/5/50	2,425	1,914
	Carrier Global Corp.	6.200%	3/15/54	581	671
	Caterpillar Inc.	5.300%	9/15/35	975	1,053
	Caterpillar Inc.	6.050%	8/15/36	635	727
	Caterpillar Inc.	5.200%	5/27/41	1,392	1,455
	Caterpillar Inc.	3.803%	8/15/42	3,514	3,085
	Caterpillar Inc.	3.250%	9/19/49	1,787	1,369
	Caterpillar Inc.	3.250%	4/9/50	2,675	2,049
	Caterpillar Inc.	4.750%	5/15/64	691	657
	CSX Corp.	6.000%	10/1/36	1,080	1,203
	CSX Corp.	6.150%	5/1/37	945	1,067
	CSX Corp.	6.220%	4/30/40	1,309	1,487
	CSX Corp.	5.500%	4/15/41	749	791
	CSX Corp.	4.750%	5/30/42	1,281	1,242
	CSX Corp.	4.100%	3/15/44	1,384	1,232
	CSX Corp.	3.800%	11/1/46	1,628	1,363
	CSX Corp.	4.300%	3/1/48	1,639	1,469
	CSX Corp.	4.750%	11/15/48	1,573	1,514
	CSX Corp.	4.500%	3/15/49	781	723
	CSX Corp.	3.350%	9/15/49	1,355	1,032
	CSX Corp.	3.800%	4/15/50	974	803
	CSX Corp.	3.950%	5/1/50	515	435
	CSX Corp.	2.500%	5/15/51	1,108	709
	CSX Corp.	4.500%	11/15/52	1,352	1,251
	CSX Corp.	4.500%	8/1/54	495	456
	CSX Corp.	4.250%	11/1/66	1,335	1,130
	CSX Corp.	4.650%	3/1/68	1,079	991
	Cummins Inc.	4.875%	10/1/43	673	660
	Cummins Inc.	2.600%	9/1/50	1,185	771
	Cummins Inc.	5.450%	2/20/54	1,780	1,882
	Deere & Co.	3.900%	6/9/42	2,202	1,972
	Deere & Co.	2.875%	9/7/49	939	679
	Deere & Co.	3.750%	4/15/50	1,566	1,332
	Dover Corp.	5.375%	10/15/35	617	656
	Dover Corp.	5.375%	3/1/41	668	686
	Eaton Corp.	4.150%	11/2/42	1,633	1,496
	Eaton Corp.	3.915%	9/15/47	783	668
	Eaton Corp.	4.700%	8/23/52	1,257	1,214
	Emerson Electric Co.	2.800%	12/21/51	2,957	2,030
	FedEx Corp.	3.900%	2/1/35	1,030	961
	FedEx Corp.	3.250%	5/15/41	1,440	1,122
	FedEx Corp.	3.875%	8/1/42	1,100	917
	FedEx Corp.	4.100%	4/15/43	975	834
	FedEx Corp.	5.100%	1/15/44	1,333	1,299
	FedEx Corp.	4.100%	2/1/45	1,081	910
	FedEx Corp.	4.750%	11/15/45	1,433	1,316
	FedEx Corp.	4.550%	4/1/46	2,343	2,089
	FedEx Corp.	4.400%	1/15/47	1,389	1,211
	FedEx Corp.	4.050%	2/15/48	1,757	1,452
	FedEx Corp.	4.950%	10/17/48	1,554	1,461
	FedEx Corp.	5.250%	5/15/50	2,165	2,136
	Fortive Corp.	4.300%	6/15/46	1,041	915
	General Dynamics Corp.	4.250%	4/1/40	1,734	1,623
	General Dynamics Corp.	3.600%	11/15/42	1,195	1,007
	General Dynamics Corp.	4.250%	4/1/50	1,422	1,283
[1]	General Electric Co.	5.875%	1/14/38	2,256	2,474
	General Electric Co.	4.350%	5/1/50	1,605	1,457
	Honeywell International Inc.	5.000%	3/1/35	2,565	2,668
	Honeywell International Inc.	5.700%	3/15/36	1,020	1,126
	Honeywell International Inc.	5.700%	3/15/37	1,070	1,178
	Honeywell International Inc.	5.375%	3/1/41	945	999
	Honeywell International Inc.	3.812%	11/21/47	930	780
	Honeywell International Inc.	5.250%	3/1/54	3,500	3,650
	Honeywell International Inc.	5.350%	3/1/64	1,155	1,220
	Howmet Aerospace Inc.	5.950%	2/1/37	1,130	1,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	4.875%	9/15/41	1,183	1,187
	Illinois Tool Works Inc.	3.900%	9/1/42	2,003	1,765
	Ingersoll Rand Inc.	5.700%	6/15/54	1,080	1,151
[1]	Johnson Controls International plc	6.000%	1/15/36	624	683
[1]	Johnson Controls International plc	4.625%	7/2/44	761	695
	Johnson Controls International plc	4.500%	2/15/47	839	751
[1]	Johnson Controls International plc	4.950%	7/2/64	795	743
	L3Harris Technologies Inc.	5.054%	4/27/45	540	529
	L3Harris Technologies Inc.	5.600%	7/31/53	1,870	1,971
	L3Harris Technologies Inc.	5.500%	8/15/54	1,040	1,084
	Lockheed Martin Corp.	3.600%	3/1/35	1,428	1,329
	Lockheed Martin Corp.	4.500%	5/15/36	1,800	1,797
[1]	Lockheed Martin Corp.	6.150%	9/1/36	295	339
	Lockheed Martin Corp.	5.720%	6/1/40	609	664
	Lockheed Martin Corp.	4.070%	12/15/42	2,389	2,167
	Lockheed Martin Corp.	3.800%	3/1/45	1,730	1,488
	Lockheed Martin Corp.	4.700%	5/15/46	2,489	2,432
	Lockheed Martin Corp.	4.090%	9/15/52	3,153	2,752
	Lockheed Martin Corp.	4.150%	6/15/53	1,857	1,636
	Lockheed Martin Corp.	5.700%	11/15/54	1,397	1,560
	Lockheed Martin Corp.	5.200%	2/15/55	970	1,004
	Lockheed Martin Corp.	4.300%	6/15/62	1,126	998
	Lockheed Martin Corp.	5.900%	11/15/63	1,590	1,838
	Lockheed Martin Corp.	5.200%	2/15/64	1,495	1,547
[1]	Nature Conservancy	3.957%	3/1/52	695	607
	Norfolk Southern Corp.	4.837%	10/1/41	1,631	1,599
	Norfolk Southern Corp.	3.950%	10/1/42	1,048	908
	Norfolk Southern Corp.	4.450%	6/15/45	1,032	944
	Norfolk Southern Corp.	4.650%	1/15/46	926	869
	Norfolk Southern Corp.	3.942%	11/1/47	1,348	1,123
	Norfolk Southern Corp.	4.150%	2/28/48	1,123	968
	Norfolk Southern Corp.	4.100%	5/15/49	1,055	896
	Norfolk Southern Corp.	3.400%	11/1/49	1,760	1,324
	Norfolk Southern Corp.	3.050%	5/15/50	2,809	1,976
	Norfolk Southern Corp.	4.050%	8/15/52	1,346	1,123
	Norfolk Southern Corp.	3.700%	3/15/53	1,190	933
	Norfolk Southern Corp.	4.550%	6/1/53	1,944	1,762
	Norfolk Southern Corp.	5.350%	8/1/54	2,155	2,217
	Norfolk Southern Corp.	3.155%	5/15/55	990	688
	Norfolk Southern Corp.	5.950%	3/15/64	835	925
	Norfolk Southern Corp.	4.100%	5/15/21	1,045	793
	Northrop Grumman Corp.	5.150%	5/1/40	1,097	1,115
	Northrop Grumman Corp.	5.050%	11/15/40	1,132	1,132
	Northrop Grumman Corp.	4.750%	6/1/43	1,452	1,399
	Northrop Grumman Corp.	3.850%	4/15/45	1,117	943
	Northrop Grumman Corp.	4.030%	10/15/47	4,147	3,568
	Northrop Grumman Corp.	5.250%	5/1/50	1,960	2,002
	Northrop Grumman Corp.	4.950%	3/15/53	2,002	1,959
	Northrop Grumman Corp.	5.200%	6/1/54	1,025	1,044
	Otis Worldwide Corp.	3.112%	2/15/40	1,961	1,576
	Otis Worldwide Corp.	3.362%	2/15/50	684	517
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	1,814	1,762
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	450	509
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	825	753
	Parker-Hannifin Corp.	4.100%	3/1/47	928	803
	Parker-Hannifin Corp.	4.000%	6/14/49	1,894	1,612
	Precision Castparts Corp.	3.900%	1/15/43	785	683
	Precision Castparts Corp.	4.375%	6/15/45	653	602
	Republic Services Inc.	6.200%	3/1/40	847	953
	Republic Services Inc.	5.700%	5/15/41	955	1,013
	Republic Services Inc.	3.050%	3/1/50	725	522
	Rockwell Automation Inc.	4.200%	3/1/49	1,120	995
	Rockwell Automation Inc.	2.800%	8/15/61	934	583
	RTX Corp.	6.125%	7/15/38	1,403	1,567
	RTX Corp.	4.450%	11/16/38	2,132	2,031
	RTX Corp.	4.875%	10/15/40	1,010	989
	RTX Corp.	4.700%	12/15/41	1,207	1,145
	RTX Corp.	4.500%	6/1/42	6,654	6,195
	RTX Corp.	4.800%	12/15/43	930	886
	RTX Corp.	4.150%	5/15/45	1,467	1,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	3.750%	11/1/46	2,148	1,755
	RTX Corp.	4.350%	4/15/47	1,946	1,728
	RTX Corp.	4.050%	5/4/47	1,015	864
	RTX Corp.	4.625%	11/16/48	3,241	2,996
	RTX Corp.	3.125%	7/1/50	2,081	1,490
	RTX Corp.	2.820%	9/1/51	1,170	783
	RTX Corp.	3.030%	3/15/52	830	580
	RTX Corp.	5.375%	2/27/53	2,470	2,539
	RTX Corp.	6.400%	3/15/54	3,099	3,657
	Trane Technologies Financing Ltd.	4.650%	11/1/44	395	373
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,149	1,241
	Tyco Electronics Group SA	7.125%	10/1/37	675	819
	Union Pacific Corp.	3.375%	2/1/35	811	741
	Union Pacific Corp.	2.891%	4/6/36	1,522	1,309
	Union Pacific Corp.	3.600%	9/15/37	888	797
[1]	Union Pacific Corp.	3.550%	8/15/39	506	442
	Union Pacific Corp.	3.200%	5/20/41	896	726
	Union Pacific Corp.	4.050%	3/1/46	1,155	1,005
	Union Pacific Corp.	3.350%	8/15/46	1,115	865
	Union Pacific Corp.	4.000%	4/15/47	1,055	904
	Union Pacific Corp.	3.250%	2/5/50	3,460	2,611
	Union Pacific Corp.	3.799%	10/1/51	128	105
	Union Pacific Corp.	2.950%	3/10/52	1,258	884
	Union Pacific Corp.	4.950%	9/9/52	611	611
	Union Pacific Corp.	3.500%	2/14/53	2,438	1,899
	Union Pacific Corp.	3.875%	2/1/55	851	702
	Union Pacific Corp.	3.950%	8/15/59	1,027	841
	Union Pacific Corp.	3.839%	3/20/60	3,568	2,862
	Union Pacific Corp.	3.550%	5/20/61	1,262	934
	Union Pacific Corp.	2.973%	9/16/62	3,166	2,045
	Union Pacific Corp.	5.150%	1/20/63	587	593
	Union Pacific Corp.	4.100%	9/15/67	60	49
	Union Pacific Corp.	3.750%	2/5/70	1,132	857
	Union Pacific Corp.	3.799%	4/6/71	2,646	2,033
	Union Pacific Corp.	3.850%	2/14/72	1,550	1,203
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	2,234	2,345
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	675	695
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	1,675	1,743
	United Parcel Service Inc.	6.200%	1/15/38	2,656	3,035
	United Parcel Service Inc.	5.200%	4/1/40	1,568	1,618
	United Parcel Service Inc.	4.875%	11/15/40	953	955
	United Parcel Service Inc.	3.625%	10/1/42	761	636
	United Parcel Service Inc.	3.400%	11/15/46	899	714
	United Parcel Service Inc.	3.750%	11/15/47	2,096	1,722
	United Parcel Service Inc.	4.250%	3/15/49	1,417	1,253
	United Parcel Service Inc.	3.400%	9/1/49	1,306	1,011
	United Parcel Service Inc.	5.300%	4/1/50	1,482	1,540
	United Parcel Service Inc.	5.050%	3/3/53	2,006	2,004
	United Parcel Service Inc.	5.500%	5/22/54	970	1,036
	United Parcel Service Inc.	5.600%	5/22/64	1,100	1,178
	Valmont Industries Inc.	5.000%	10/1/44	809	770
	Valmont Industries Inc.	5.250%	10/1/54	544	521
	Waste Connections Inc.	3.050%	4/1/50	550	390
	Waste Connections Inc.	2.950%	1/15/52	2,076	1,424
	Waste Management Inc.	2.950%	6/1/41	820	640
	Waste Management Inc.	4.150%	7/15/49	1,210	1,076
	Waste Management Inc.	2.500%	11/15/50	947	619
	WW Grainger Inc.	4.600%	6/15/45	1,785	1,692
	WW Grainger Inc.	3.750%	5/15/46	769	642
	WW Grainger Inc.	4.200%	5/15/47	701	624
	Xylem Inc.	4.375%	11/1/46	925	828
					350,558
Materials (1.5%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,614	1,238
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,550	1,072
	Albemarle Corp.	5.450%	12/1/44	625	593
	Albemarle Corp.	5.650%	6/1/52	820	767
	ArcelorMittal SA	7.000%	10/15/39	1,185	1,345
	ArcelorMittal SA	6.750%	3/1/41	790	868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ArcelorMittal SA	6.350%	6/17/54	880	919
	Barrick Gold Corp.	6.450%	10/15/35	591	671
	Barrick North America Finance LLC	5.700%	5/30/41	1,511	1,594
	Barrick North America Finance LLC	5.750%	5/1/43	2,026	2,152
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,526	1,644
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,443	4,444
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	1,490	1,588
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	784	751
	CF Industries Inc.	4.950%	6/1/43	1,490	1,402
	CF Industries Inc.	5.375%	3/15/44	1,223	1,202
	Dow Chemical Co.	4.250%	10/1/34	1,043	1,011
	Dow Chemical Co.	9.400%	5/15/39	507	707
	Dow Chemical Co.	5.250%	11/15/41	2,098	2,079
	Dow Chemical Co.	4.375%	11/15/42	2,008	1,773
	Dow Chemical Co.	4.625%	10/1/44	923	835
	Dow Chemical Co.	5.550%	11/30/48	1,615	1,631
	Dow Chemical Co.	4.800%	5/15/49	1,270	1,159
	Dow Chemical Co.	3.600%	11/15/50	2,880	2,169
	Dow Chemical Co.	6.900%	5/15/53	1,385	1,657
	Dow Chemical Co.	5.600%	2/15/54	650	671
	DuPont de Nemours Inc.	5.319%	11/15/38	1,537	1,675
	DuPont de Nemours Inc.	5.419%	11/15/48	3,948	4,366
	Eastman Chemical Co.	4.800%	9/1/42	2,036	1,894
	Eastman Chemical Co.	4.650%	10/15/44	782	709
	Ecolab Inc.	2.125%	8/15/50	930	557
	Ecolab Inc.	2.700%	12/15/51	1,474	990
	Ecolab Inc.	2.750%	8/18/55	1,289	857
	FMC Corp.	4.500%	10/1/49	847	700
	FMC Corp.	6.375%	5/18/53	905	969
	Freeport-McMoRan Inc.	5.400%	11/14/34	1,265	1,310
	Freeport-McMoRan Inc.	5.450%	3/15/43	3,010	3,021
	International Flavors & Fragrances Inc.	4.375%	6/1/47	965	810
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,538	1,415
	International Paper Co.	5.000%	9/15/35	768	785
	International Paper Co.	6.000%	11/15/41	1,117	1,218
	International Paper Co.	4.800%	6/15/44	1,492	1,409
	International Paper Co.	5.150%	5/15/46	795	773
	International Paper Co.	4.400%	8/15/47	1,390	1,222
	International Paper Co.	4.350%	8/15/48	1,345	1,171
	Linde Inc.	3.550%	11/7/42	1,428	1,209
	Linde Inc.	2.000%	8/10/50	607	356
	Lubrizol Corp.	6.500%	10/1/34	520	608
	LYB International Finance BV	5.250%	7/15/43	1,375	1,339
	LYB International Finance BV	4.875%	3/15/44	1,826	1,697
	LYB International Finance III LLC	3.375%	10/1/40	1,593	1,258
	LYB International Finance III LLC	4.200%	10/15/49	1,787	1,466
	LYB International Finance III LLC	4.200%	5/1/50	1,915	1,570
	LYB International Finance III LLC	3.625%	4/1/51	1,250	930
	LYB International Finance III LLC	3.800%	10/1/60	990	729
	LyondellBasell Industries NV	4.625%	2/26/55	1,780	1,549
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,695	1,937
	Mosaic Co.	4.875%	11/15/41	1,022	949
	Mosaic Co.	5.625%	11/15/43	708	714
[1]	Newmont Corp.	5.875%	4/1/35	1,292	1,409
	Newmont Corp.	6.250%	10/1/39	1,435	1,629
	Newmont Corp.	4.875%	3/15/42	2,196	2,171
	Newmont Corp.	5.450%	6/9/44	810	836
	Newmont Corp.	4.200%	5/13/50	900	799
	Nucor Corp.	6.400%	12/1/37	880	1,012
	Nucor Corp.	4.400%	5/1/48	580	521
	Nucor Corp.	3.850%	4/1/52	1,000	811
	Nucor Corp.	2.979%	12/15/55	1,085	713
	Nutrien Ltd.	4.125%	3/15/35	1,848	1,723
	Nutrien Ltd.	5.875%	12/1/36	1,029	1,107
	Nutrien Ltd.	5.625%	12/1/40	1,075	1,101
	Nutrien Ltd.	4.900%	6/1/43	575	541
	Nutrien Ltd.	5.250%	1/15/45	950	930
	Nutrien Ltd.	5.000%	4/1/49	1,936	1,832
	Nutrien Ltd.	3.950%	5/13/50	200	161
	Nutrien Ltd.	5.800%	3/27/53	1,506	1,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Packaging Corp. of America	4.050%	12/15/49	707	586
	Packaging Corp. of America	3.050%	10/1/51	1,253	877
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,638	1,785
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,539	2,630
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,195	1,482
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,810	1,776
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,465	1,319
	Rio Tinto Finance USA plc	5.125%	3/9/53	1,586	1,610
	RPM International Inc.	5.250%	6/1/45	555	541
	RPM International Inc.	4.250%	1/15/48	765	670
	Sherwin-Williams Co.	4.550%	8/1/45	691	626
	Sherwin-Williams Co.	4.500%	6/1/47	2,193	2,002
	Sherwin-Williams Co.	3.800%	8/15/49	976	786
	Sherwin-Williams Co.	3.300%	5/15/50	946	695
[3]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,910	2,044
	Sonoco Products Co.	5.750%	11/1/40	975	1,013
	Southern Copper Corp.	7.500%	7/27/35	1,580	1,877
	Southern Copper Corp.	6.750%	4/16/40	2,050	2,340
	Southern Copper Corp.	5.250%	11/8/42	2,373	2,313
	Southern Copper Corp.	5.875%	4/23/45	2,980	3,117
	Steel Dynamics Inc.	3.250%	10/15/50	694	488
	Vale Overseas Ltd.	6.875%	11/21/36	1,585	1,767
	Vale Overseas Ltd.	6.875%	11/10/39	1,786	1,981
	Vale Overseas Ltd.	6.400%	6/28/54	1,818	1,911
	Vale SA	5.625%	9/11/42	880	901
	Vulcan Materials Co.	4.500%	6/15/47	1,245	1,118
	Vulcan Materials Co.	4.700%	3/1/48	835	773
	Westlake Corp.	2.875%	8/15/41	615	447
	Westlake Corp.	5.000%	8/15/46	1,211	1,146
	Westlake Corp.	4.375%	11/15/47	950	818
	Westlake Corp.	3.125%	8/15/51	1,024	692
	Westlake Corp.	3.375%	8/15/61	777	511
					139,637
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	1,293	1,277
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	480	439
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,545	1,232
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,115	743
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	2,795	2,050
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,505	1,540
	American Assets Trust LP	6.150%	10/1/34	920	930
	American Homes 4 Rent LP	3.375%	7/15/51	1,000	703
	American Homes 4 Rent LP	4.300%	4/15/52	737	610
	American Tower Corp.	3.700%	10/15/49	795	618
	American Tower Corp.	3.100%	6/15/50	1,799	1,254
	American Tower Corp.	2.950%	1/15/51	1,956	1,324
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	740	617
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	525	451
	Boston Properties LP	5.750%	1/15/35	750	765
	Brixmor Operating Partnership LP	5.750%	2/15/35	720	757
	Camden Property Trust	3.350%	11/1/49	629	461
	Cousins Properties LP	5.875%	10/1/34	865	888
	Crown Castle Inc.	2.900%	4/1/41	2,242	1,664
	Crown Castle Inc.	5.200%	2/15/49	1,285	1,234
	Crown Castle Inc.	4.000%	11/15/49	678	548
	Crown Castle Inc.	4.150%	7/1/50	945	783
	Crown Castle Inc.	3.250%	1/15/51	1,541	1,098
	Equinix Inc.	3.000%	7/15/50	1,026	696
	Equinix Inc.	2.950%	9/15/51	1,163	772
	Equinix Inc.	3.400%	2/15/52	880	640
	ERP Operating LP	4.500%	7/1/44	1,577	1,452
	ERP Operating LP	4.000%	8/1/47	732	610
	Essex Portfolio LP	4.500%	3/15/48	596	525
	Essex Portfolio LP	2.650%	9/1/50	624	386
	Extra Space Storage LP	5.350%	1/15/35	690	705
	Federal Realty OP LP	4.500%	12/1/44	840	738
	GLP Capital LP	6.250%	9/15/54	1,075	1,134
	Healthpeak OP LLC	6.750%	2/1/41	555	630
	Host Hotels & Resorts LP	5.500%	4/15/35	1,210	1,226

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty OP LLC	4.850%	3/1/35	875	868
Kimco Realty OP LLC	4.250%	4/1/45	760	653
Kimco Realty OP LLC	4.125%	12/1/46	800	654
Kimco Realty OP LLC	4.450%	9/1/47	516	446
Kimco Realty OP LLC	3.700%	10/1/49	645	500
Mid-America Apartments LP	2.875%	9/15/51	765	515
NNN REIT Inc.	5.500%	6/15/34	250	260
NNN REIT Inc.	3.500%	4/15/51	1,427	1,050
NNN REIT Inc.	3.000%	4/15/52	1,301	860
Prologis LP	5.000%	1/31/35	75	77
Prologis LP	4.375%	9/15/48	828	743
Prologis LP	3.050%	3/1/50	1,040	725
Prologis LP	3.000%	4/15/50	1,337	935
Prologis LP	2.125%	10/15/50	755	431
Prologis LP	5.250%	6/15/53	2,138	2,166
Prologis LP	5.250%	3/15/54	1,050	1,067
Public Storage Operating Co.	5.350%	8/1/53	1,565	1,617
Realty Income Corp.	4.650%	3/15/47	1,720	1,598
Realty Income Corp.	5.375%	9/1/54	500	509
Regency Centers LP	5.100%	1/15/35	565	575
Regency Centers LP	4.400%	2/1/47	820	720
Regency Centers LP	4.650%	3/15/49	614	550
Simon Property Group LP	6.750%	2/1/40	1,157	1,342
Simon Property Group LP	4.750%	3/15/42	965	909
Simon Property Group LP	4.250%	10/1/44	356	311
Simon Property Group LP	4.250%	11/30/46	1,080	941
Simon Property Group LP	3.250%	9/13/49	2,747	1,998
Simon Property Group LP	3.800%	7/15/50	1,850	1,467
Simon Property Group LP	5.850%	3/8/53	284	305
Simon Property Group LP	6.650%	1/15/54	890	1,060
UDR Inc.	3.100%	11/1/34	685	583
Ventas Realty LP	5.000%	1/15/35	950	951
Ventas Realty LP	5.700%	9/30/43	693	714
Ventas Realty LP	4.875%	4/15/49	990	922
VICI Properties LP	5.625%	5/15/52	1,950	1,908
VICI Properties LP	6.125%	4/1/54	475	498
Welltower OP LLC	6.500%	3/15/41	625	709
Welltower OP LLC	4.950%	9/1/48	975	943
Weyerhaeuser Co.	4.000%	3/9/52	780	633
				65,213
Technology (4.1%)
Advanced Micro Devices Inc.	4.393%	6/1/52	500	465
Analog Devices Inc.	2.800%	10/1/41	1,695	1,286
Analog Devices Inc.	2.950%	10/1/51	2,870	2,025
Apple Inc.	4.500%	2/23/36	2,470	2,556
Apple Inc.	2.375%	2/8/41	1,464	1,098
Apple Inc.	3.850%	5/4/43	5,603	5,042
Apple Inc.	4.450%	5/6/44	2,240	2,224
Apple Inc.	3.450%	2/9/45	4,363	3,654
Apple Inc.	4.375%	5/13/45	3,614	3,471
Apple Inc.	4.650%	2/23/46	7,341	7,287
Apple Inc.	3.850%	8/4/46	3,623	3,189
Apple Inc.	3.750%	9/12/47	1,914	1,649
Apple Inc.	3.750%	11/13/47	2,441	2,106
Apple Inc.	2.950%	9/11/49	3,536	2,614
Apple Inc.	2.650%	5/11/50	2,051	1,419
Apple Inc.	2.400%	8/20/50	2,605	1,725
Apple Inc.	2.650%	2/8/51	7,221	4,958
Apple Inc.	2.700%	8/5/51	3,146	2,173
Apple Inc.	3.950%	8/8/52	3,485	3,064
Apple Inc.	4.850%	5/10/53	1,788	1,843
Apple Inc.	2.550%	8/20/60	3,908	2,574
Apple Inc.	2.800%	2/8/61	3,727	2,491
Apple Inc.	2.850%	8/5/61	2,489	1,686
Apple Inc.	4.100%	8/8/62	830	735
Applied Materials Inc.	5.100%	10/1/35	1,380	1,463
Applied Materials Inc.	5.850%	6/15/41	1,140	1,281
Applied Materials Inc.	4.350%	4/1/47	1,080	1,007
Applied Materials Inc.	2.750%	6/1/50	835	583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Broadcom Inc.	4.800%	10/15/34	3,100	3,097
[3]	Broadcom Inc.	3.137%	11/15/35	5,736	4,904
[3]	Broadcom Inc.	3.187%	11/15/36	4,865	4,121
[3]	Broadcom Inc.	4.926%	5/15/37	4,417	4,409
[3]	Broadcom Inc.	3.500%	2/15/41	5,180	4,261
[3]	Broadcom Inc.	3.750%	2/15/51	3,225	2,560
	Cisco Systems Inc.	5.900%	2/15/39	3,633	4,092
	Cisco Systems Inc.	5.500%	1/15/40	3,323	3,598
	Cisco Systems Inc.	5.300%	2/26/54	3,920	4,157
	Cisco Systems Inc.	5.350%	2/26/64	1,840	1,952
	Corning Inc.	4.700%	3/15/37	675	661
	Corning Inc.	5.750%	8/15/40	963	1,012
	Corning Inc.	4.750%	3/15/42	875	826
	Corning Inc.	5.350%	11/15/48	731	736
	Corning Inc.	3.900%	11/15/49	490	398
	Corning Inc.	4.375%	11/15/57	1,495	1,274
	Corning Inc.	5.850%	11/15/68	551	580
	Corning Inc.	5.450%	11/15/79	1,899	1,880
	Dell International LLC	8.100%	7/15/36	2,246	2,794
	Dell International LLC	3.375%	12/15/41	2,177	1,715
	Dell International LLC	8.350%	7/15/46	961	1,300
	Dell International LLC	3.450%	12/15/51	1,865	1,367
	Fidelity National Information Services Inc.	3.100%	3/1/41	605	467
	Fidelity National Information Services Inc.	4.500%	8/15/46	456	402
	Fiserv Inc.	4.400%	7/1/49	3,640	3,218
	Global Payments Inc.	4.150%	8/15/49	1,288	1,038
	Global Payments Inc.	5.950%	8/15/52	1,059	1,091
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	3,500	3,466
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,236	3,546
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	2,650	2,601
	HP Inc.	6.000%	9/15/41	2,120	2,280
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	545	555
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	2,850	2,882
	Intel Corp.	4.600%	3/25/40	1,100	993
	Intel Corp.	2.800%	8/12/41	2,655	1,846
	Intel Corp.	4.250%	12/15/42	1,085	907
	Intel Corp.	5.625%	2/10/43	1,978	1,966
	Intel Corp.	4.900%	7/29/45	2,405	2,147
	Intel Corp.	4.100%	5/19/46	3,125	2,484
	Intel Corp.	3.734%	12/8/47	4,146	3,055
	Intel Corp.	3.250%	11/15/49	4,710	3,171
	Intel Corp.	4.750%	3/25/50	2,710	2,337
	Intel Corp.	3.050%	8/12/51	2,714	1,738
	Intel Corp.	4.900%	8/5/52	3,510	3,075
	Intel Corp.	5.700%	2/10/53	3,506	3,444
	Intel Corp.	5.600%	2/21/54	1,290	1,257
	Intel Corp.	3.100%	2/15/60	3,200	1,946
	Intel Corp.	3.200%	8/12/61	1,430	877
	Intel Corp.	5.050%	8/5/62	2,289	2,011
	Intel Corp.	5.900%	2/10/63	2,260	2,263
	International Business Machines Corp.	4.150%	5/15/39	4,108	3,779
	International Business Machines Corp.	5.600%	11/30/39	1,350	1,453
	International Business Machines Corp.	2.850%	5/15/40	1,075	828
	International Business Machines Corp.	4.000%	6/20/42	2,090	1,841
	International Business Machines Corp.	4.700%	2/19/46	1,240	1,179
	International Business Machines Corp.	4.250%	5/15/49	5,798	5,082
	International Business Machines Corp.	2.950%	5/15/50	1,485	1,027
	International Business Machines Corp.	3.430%	2/9/52	1,255	938
	International Business Machines Corp.	5.100%	2/6/53	1,345	1,356
	International Business Machines Corp.	7.125%	12/1/96	600	802
	Intuit Inc.	5.500%	9/15/53	2,215	2,380
	Juniper Networks Inc.	5.950%	3/15/41	745	769
	KLA Corp.	5.000%	3/15/49	765	760
	KLA Corp.	3.300%	3/1/50	949	717
	KLA Corp.	4.950%	7/15/52	2,802	2,784
	KLA Corp.	5.250%	7/15/62	1,510	1,552
	Kyndryl Holdings Inc.	4.100%	10/15/41	800	645
	Lam Research Corp.	4.875%	3/15/49	1,299	1,271
	Lam Research Corp.	2.875%	6/15/50	1,464	1,023
	Lam Research Corp.	3.125%	6/15/60	840	580

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Micron Technology Inc.	3.366%	11/1/41	1,035	803
Micron Technology Inc.	3.477%	11/1/51	874	639
Microsoft Corp.	3.500%	2/12/35	3,038	2,902
Microsoft Corp.	4.200%	11/3/35	1,125	1,140
Microsoft Corp.	3.450%	8/8/36	4,272	3,983
Microsoft Corp.	4.100%	2/6/37	1,852	1,838
Microsoft Corp.	4.500%	10/1/40	1,820	1,868
Microsoft Corp.	5.300%	2/8/41	848	988
Microsoft Corp.	3.700%	8/8/46	5,591	4,957
Microsoft Corp.	4.250%	2/6/47	715	710
Microsoft Corp.	2.525%	6/1/50	9,749	6,690
Microsoft Corp.	2.500%	9/15/50	5,487	3,716
Microsoft Corp.	2.921%	3/17/52	11,076	8,130
Microsoft Corp.	3.950%	8/8/56	469	413
Microsoft Corp.	4.500%	2/6/57	1,450	1,440
Microsoft Corp.	2.675%	6/1/60	8,652	5,707
Microsoft Corp.	3.041%	3/17/62	3,413	2,450
Moody's Corp.	2.750%	8/19/41	961	712
Moody's Corp.	5.250%	7/15/44	1,560	1,585
Moody's Corp.	3.250%	5/20/50	711	518
Moody's Corp.	3.750%	2/25/52	860	691
Moody's Corp.	3.100%	11/29/61	960	634
Motorola Solutions Inc.	5.500%	9/1/44	690	706
NVIDIA Corp.	3.500%	4/1/40	2,067	1,825
NVIDIA Corp.	3.500%	4/1/50	3,612	2,964
NVIDIA Corp.	3.700%	4/1/60	891	733
NXP BV	3.250%	5/11/41	1,728	1,347
NXP BV	3.125%	2/15/42	990	741
NXP BV	3.250%	11/30/51	805	565
Oracle Corp.	3.900%	5/15/35	2,240	2,070
Oracle Corp.	3.850%	7/15/36	1,780	1,609
Oracle Corp.	3.800%	11/15/37	4,190	3,707
Oracle Corp.	6.500%	4/15/38	2,181	2,480
Oracle Corp.	6.125%	7/8/39	1,509	1,668
Oracle Corp.	3.600%	4/1/40	5,715	4,753
Oracle Corp.	5.375%	7/15/40	5,654	5,763
Oracle Corp.	3.650%	3/25/41	4,439	3,666
Oracle Corp.	4.125%	5/15/45	4,295	3,642
Oracle Corp.	4.000%	7/15/46	5,570	4,620
Oracle Corp.	4.000%	11/15/47	3,552	2,920
Oracle Corp.	3.600%	4/1/50	8,596	6,541
Oracle Corp.	3.950%	3/25/51	6,770	5,450
Oracle Corp.	6.900%	11/9/52	4,230	5,092
Oracle Corp.	5.550%	2/6/53	1,025	1,049
Oracle Corp.	5.375%	9/27/54	4,150	4,154
Oracle Corp.	4.375%	5/15/55	2,465	2,102
Oracle Corp.	3.850%	4/1/60	5,075	3,821
Oracle Corp.	4.100%	3/25/61	2,365	1,859
Oracle Corp.	5.500%	9/27/64	2,700	2,689
PayPal Holdings Inc.	3.250%	6/1/50	1,236	916
PayPal Holdings Inc.	5.050%	6/1/52	1,495	1,491
PayPal Holdings Inc.	5.500%	6/1/54	1,250	1,315
PayPal Holdings Inc.	5.250%	6/1/62	970	979
QUALCOMM Inc.	4.650%	5/20/35	1,833	1,869
QUALCOMM Inc.	4.800%	5/20/45	2,774	2,718
QUALCOMM Inc.	4.300%	5/20/47	3,039	2,753
QUALCOMM Inc.	4.500%	5/20/52	2,480	2,283
QUALCOMM Inc.	6.000%	5/20/53	2,090	2,367
Roper Technologies Inc.	4.900%	10/15/34	1,700	1,711
S&P Global Inc.	3.250%	12/1/49	1,186	899
S&P Global Inc.	3.700%	3/1/52	1,710	1,396
S&P Global Inc.	2.300%	8/15/60	890	507
S&P Global Inc.	3.900%	3/1/62	985	801
Salesforce Inc.	2.700%	7/15/41	1,820	1,377
Salesforce Inc.	2.900%	7/15/51	3,566	2,489
Salesforce Inc.	3.050%	7/15/61	2,482	1,665
Texas Instruments Inc.	3.875%	3/15/39	1,469	1,362
Texas Instruments Inc.	4.150%	5/15/48	2,373	2,114
Texas Instruments Inc.	2.700%	9/15/51	882	599
Texas Instruments Inc.	5.000%	3/14/53	2,315	2,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	5.150%	2/8/54	1,400	1,438
	Texas Instruments Inc.	5.050%	5/18/63	2,508	2,512
	TSMC Arizona Corp.	3.125%	10/25/41	1,830	1,501
	TSMC Arizona Corp.	3.250%	10/25/51	1,605	1,260
	TSMC Arizona Corp.	4.500%	4/22/52	2,020	1,991
	Verisk Analytics Inc.	3.625%	5/15/50	1,168	891
					379,777
Utilities (5.9%)
[1]	AEP Texas Inc.	4.150%	5/1/49	710	576
[1]	AEP Texas Inc.	3.450%	1/15/50	1,105	798
	AEP Texas Inc.	3.450%	5/15/51	848	607
	AEP Texas Inc.	5.250%	5/15/52	975	951
	AEP Transmission Co. LLC	4.000%	12/1/46	943	806
	AEP Transmission Co. LLC	3.750%	12/1/47	976	791
	AEP Transmission Co. LLC	3.800%	6/15/49	915	733
	AEP Transmission Co. LLC	3.150%	9/15/49	390	281
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	1,540	1,214
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	495	327
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	1,035	933
	AEP Transmission Co. LLC	5.400%	3/15/53	699	726
	Alabama Power Co.	6.125%	5/15/38	725	809
	Alabama Power Co.	6.000%	3/1/39	452	502
	Alabama Power Co.	3.850%	12/1/42	520	446
	Alabama Power Co.	4.150%	8/15/44	767	671
	Alabama Power Co.	3.750%	3/1/45	1,238	1,030
	Alabama Power Co.	4.300%	1/2/46	1,476	1,314
[1]	Alabama Power Co.	3.700%	12/1/47	1,261	1,021
[1]	Alabama Power Co.	4.300%	7/15/48	937	831
	Alabama Power Co.	3.450%	10/1/49	1,244	955
	Alabama Power Co.	3.125%	7/15/51	1,142	811
	Alabama Power Co.	3.000%	3/15/52	940	661
	Ameren Illinois Co.	4.150%	3/15/46	1,047	914
	Ameren Illinois Co.	3.700%	12/1/47	620	507
	Ameren Illinois Co.	4.500%	3/15/49	722	664
	Ameren Illinois Co.	3.250%	3/15/50	286	209
	Ameren Illinois Co.	2.900%	6/15/51	644	440
	Ameren Illinois Co.	5.900%	12/1/52	689	767
	Ameren Illinois Co.	5.550%	7/1/54	445	478
	American Electric Power Co. Inc.	3.250%	3/1/50	1,035	728
	American Electric Power Co. Inc.	6.950%	12/15/54	1,350	1,437
	American Water Capital Corp.	6.593%	10/15/37	379	444
	American Water Capital Corp.	4.300%	12/1/42	995	909
	American Water Capital Corp.	4.300%	9/1/45	725	650
	American Water Capital Corp.	3.750%	9/1/47	1,296	1,058
	American Water Capital Corp.	4.200%	9/1/48	1,028	897
	American Water Capital Corp.	4.150%	6/1/49	580	499
	American Water Capital Corp.	3.450%	5/1/50	1,159	900
	American Water Capital Corp.	3.250%	6/1/51	1,390	1,020
	American Water Capital Corp.	5.450%	3/1/54	1,090	1,146
	Appalachian Power Co.	7.000%	4/1/38	1,146	1,356
	Appalachian Power Co.	4.400%	5/15/44	455	399
	Appalachian Power Co.	4.450%	6/1/45	590	513
[1]	Appalachian Power Co.	4.500%	3/1/49	916	799
[1]	Appalachian Power Co.	3.700%	5/1/50	1,025	776
	Arizona Public Service Co.	5.050%	9/1/41	577	567
	Arizona Public Service Co.	4.500%	4/1/42	875	789
	Arizona Public Service Co.	4.350%	11/15/45	955	828
	Arizona Public Service Co.	3.750%	5/15/46	710	562
	Arizona Public Service Co.	4.200%	8/15/48	850	712
	Arizona Public Service Co.	4.250%	3/1/49	632	531
	Atmos Energy Corp.	5.500%	6/15/41	1,030	1,081
	Atmos Energy Corp.	4.150%	1/15/43	549	491
	Atmos Energy Corp.	4.125%	10/15/44	1,942	1,718
	Atmos Energy Corp.	4.300%	10/1/48	539	477
	Atmos Energy Corp.	4.125%	3/15/49	1,250	1,072
	Atmos Energy Corp.	3.375%	9/15/49	2,010	1,523
	Atmos Energy Corp.	2.850%	2/15/52	753	509
	Atmos Energy Corp.	5.750%	10/15/52	590	645
	Atmos Energy Corp.	6.200%	11/15/53	910	1,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Atmos Energy Corp.	5.000%	12/15/54	1,250	1,222
	Avista Corp.	4.350%	6/1/48	849	745
	Avista Corp.	4.000%	4/1/52	882	713
	Baltimore Gas & Electric Co.	6.350%	10/1/36	753	850
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,128	885
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,362	1,104
	Baltimore Gas & Electric Co.	4.250%	9/15/48	845	738
	Baltimore Gas & Electric Co.	3.200%	9/15/49	613	443
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	199
	Baltimore Gas & Electric Co.	5.400%	6/1/53	775	804
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/54	1,260	1,355
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,954	3,263
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,232	1,342
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,043	1,052
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,191	1,117
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,744	1,389
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	614	545
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,646	1,406
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	4,014	2,714
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,101	1,895
	Black Hills Corp.	6.000%	1/15/35	1,650	1,758
	Black Hills Corp.	4.200%	9/15/46	545	455
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	578	473
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,339	1,228
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	712	587
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	811	713
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,820	1,356
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	1,015	789
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	707	671
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	699	711
	CenterPoint Energy Inc.	3.700%	9/1/49	840	645
[1]	CenterPoint Energy Inc.	6.850%	2/15/55	900	929
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	847	895
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	460	383
	Cleco Corporate Holdings LLC	4.973%	5/1/46	513	456
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	748	801
	CMS Energy Corp.	4.875%	3/1/44	755	723
	Commonwealth Edison Co.	5.900%	3/15/36	1,907	2,098
	Commonwealth Edison Co.	6.450%	1/15/38	730	837
	Commonwealth Edison Co.	4.600%	8/15/43	1,065	996
	Commonwealth Edison Co.	4.700%	1/15/44	985	929
	Commonwealth Edison Co.	3.700%	3/1/45	580	478
	Commonwealth Edison Co.	3.650%	6/15/46	1,740	1,414
[1]	Commonwealth Edison Co.	3.750%	8/15/47	1,379	1,123
	Commonwealth Edison Co.	4.000%	3/1/48	1,866	1,578
	Commonwealth Edison Co.	4.000%	3/1/49	1,360	1,136
[1]	Commonwealth Edison Co.	3.200%	11/15/49	927	668
	Commonwealth Edison Co.	3.000%	3/1/50	739	517
[1]	Commonwealth Edison Co.	3.125%	3/15/51	671	478
[1]	Commonwealth Edison Co.	2.750%	9/1/51	410	272
	Commonwealth Edison Co.	5.300%	2/1/53	1,260	1,292
	Commonwealth Edison Co.	5.650%	6/1/54	280	301
	Connecticut Light & Power Co.	4.300%	4/15/44	592	535
	Connecticut Light & Power Co.	4.000%	4/1/48	1,545	1,320
	Connecticut Light & Power Co.	5.250%	1/15/53	1,408	1,446
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	585	611
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	974	1,060
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,375	1,533
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,420	1,672
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	870	909
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	760	811
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	685	613
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	688	591
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,096	1,008
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,289	1,181
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,460	1,203
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	722	593
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	667	616
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,690	1,444
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,700	1,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,288	920
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,526	1,744
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	1,245	1,378
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	1,440	1,561
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,481	1,372
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,315	1,153
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	580	466
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,740	1,530
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	820	627
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,270	821
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,355	1,013
	Constellation Energy Generation LLC	6.250%	10/1/39	780	873
	Constellation Energy Generation LLC	5.600%	6/15/42	1,391	1,439
	Constellation Energy Generation LLC	6.500%	10/1/53	2,085	2,412
	Constellation Energy Generation LLC	5.750%	3/15/54	2,050	2,169
	Consumers Energy Co.	3.950%	5/15/43	654	567
	Consumers Energy Co.	3.250%	8/15/46	978	761
	Consumers Energy Co.	3.950%	7/15/47	617	527
	Consumers Energy Co.	4.050%	5/15/48	1,163	1,007
	Consumers Energy Co.	4.350%	4/15/49	1,289	1,165
	Consumers Energy Co.	3.750%	2/15/50	1,026	840
	Consumers Energy Co.	3.100%	8/15/50	1,755	1,315
	Consumers Energy Co.	3.500%	8/1/51	821	663
	Consumers Energy Co.	2.650%	8/15/52	405	270
	Consumers Energy Co.	4.200%	9/1/52	255	225
	Consumers Energy Co.	2.500%	5/1/60	581	361
	Dayton Power & Light Co.	3.950%	6/15/49	823	649
	Delmarva Power & Light Co.	4.150%	5/15/45	843	727
[1]	Dominion Energy Inc.	5.950%	6/15/35	1,505	1,628
[1]	Dominion Energy Inc.	3.300%	4/15/41	1,919	1,486
[1]	Dominion Energy Inc.	4.900%	8/1/41	1,218	1,152
[1]	Dominion Energy Inc.	4.050%	9/15/42	960	801
	Dominion Energy Inc.	4.700%	12/1/44	1,091	984
[1]	Dominion Energy Inc.	4.600%	3/15/49	715	630
[1]	Dominion Energy Inc.	4.850%	8/15/52	529	490
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	565	625
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	580	602
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	787	731
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,476	1,449
[1]	DTE Electric Co.	4.000%	4/1/43	645	565
	DTE Electric Co.	4.300%	7/1/44	570	518
	DTE Electric Co.	3.700%	3/15/45	1,344	1,117
	DTE Electric Co.	3.750%	8/15/47	1,282	1,045
[1]	DTE Electric Co.	4.050%	5/15/48	1,328	1,149
	DTE Electric Co.	3.950%	3/1/49	1,628	1,380
	DTE Electric Co.	2.950%	3/1/50	837	592
[1]	DTE Electric Co.	3.250%	4/1/51	959	713
	DTE Electric Co.	5.400%	4/1/53	1,030	1,083
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,037	1,141
	Duke Energy Carolinas LLC	6.000%	1/15/38	1,690	1,870
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,447	1,614
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,148	1,196
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,256	1,139
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,515	1,323
	Duke Energy Carolinas LLC	3.750%	6/1/45	520	429
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,425	1,185
	Duke Energy Carolinas LLC	3.700%	12/1/47	820	658
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,576	1,311
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,045	760
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,465	1,102
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,183	1,221
	Duke Energy Carolinas LLC	5.400%	1/15/54	515	536
	Duke Energy Corp.	3.300%	6/15/41	1,731	1,365
	Duke Energy Corp.	3.750%	9/1/46	2,240	1,777
	Duke Energy Corp.	3.950%	8/15/47	1,147	930
	Duke Energy Corp.	4.200%	6/15/49	1,075	899
	Duke Energy Corp.	3.500%	6/15/51	2,210	1,636
	Duke Energy Corp.	5.000%	8/15/52	2,070	1,960
	Duke Energy Corp.	6.100%	9/15/53	725	796
	Duke Energy Corp.	5.800%	6/15/54	2,320	2,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	6.350%	9/15/37	1,516	1,716
	Duke Energy Florida LLC	6.400%	6/15/38	1,802	2,059
	Duke Energy Florida LLC	5.650%	4/1/40	638	678
	Duke Energy Florida LLC	3.400%	10/1/46	1,287	991
	Duke Energy Florida LLC	4.200%	7/15/48	1,022	878
	Duke Energy Florida LLC	3.000%	12/15/51	1,080	748
	Duke Energy Florida LLC	5.950%	11/15/52	940	1,041
	Duke Energy Florida LLC	6.200%	11/15/53	1,000	1,150
	Duke Energy Indiana LLC	6.120%	10/15/35	876	964
	Duke Energy Indiana LLC	6.350%	8/15/38	851	972
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,030	1,001
	Duke Energy Indiana LLC	3.750%	5/15/46	715	579
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	1,155	844
	Duke Energy Indiana LLC	2.750%	4/1/50	1,033	678
	Duke Energy Ohio Inc.	3.700%	6/15/46	774	618
	Duke Energy Ohio Inc.	4.300%	2/1/49	748	647
	Duke Energy Ohio Inc.	5.650%	4/1/53	1,175	1,245
	Duke Energy Ohio Inc.	5.550%	3/15/54	330	345
	Duke Energy Progress LLC	6.300%	4/1/38	838	946
	Duke Energy Progress LLC	4.100%	5/15/42	1,009	887
	Duke Energy Progress LLC	4.100%	3/15/43	487	427
	Duke Energy Progress LLC	4.150%	12/1/44	1,094	961
	Duke Energy Progress LLC	4.200%	8/15/45	1,484	1,306
	Duke Energy Progress LLC	3.700%	10/15/46	777	625
	Duke Energy Progress LLC	3.600%	9/15/47	597	471
	Duke Energy Progress LLC	2.500%	8/15/50	582	369
	Duke Energy Progress LLC	2.900%	8/15/51	1,195	815
	Duke Energy Progress LLC	4.000%	4/1/52	1,057	881
	Duke Energy Progress LLC	5.350%	3/15/53	1,382	1,429
	El Paso Electric Co.	6.000%	5/15/35	788	831
	El Paso Electric Co.	5.000%	12/1/44	600	548
	Emera US Finance LP	4.750%	6/15/46	2,232	1,989
	Entergy Arkansas LLC	4.200%	4/1/49	727	620
	Entergy Arkansas LLC	2.650%	6/15/51	1,305	838
	Entergy Arkansas LLC	3.350%	6/15/52	977	717
	Entergy Arkansas LLC	5.750%	6/1/54	1,400	1,507
	Entergy Corp.	3.750%	6/15/50	1,170	893
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,430
	Entergy Louisiana LLC	4.200%	9/1/48	929	798
	Entergy Louisiana LLC	4.200%	4/1/50	597	506
	Entergy Louisiana LLC	2.900%	3/15/51	1,906	1,271
	Entergy Louisiana LLC	4.750%	9/15/52	605	560
	Entergy Louisiana LLC	5.700%	3/15/54	1,345	1,434
	Entergy Mississippi LLC	3.850%	6/1/49	787	630
	Entergy Mississippi LLC	5.850%	6/1/54	800	868
	Entergy Texas Inc.	4.500%	3/30/39	580	549
	Entergy Texas Inc.	3.550%	9/30/49	1,171	891
	Entergy Texas Inc.	5.800%	9/1/53	650	695
	Entergy Texas Inc.	5.550%	9/15/54	760	787
	Essential Utilities Inc.	4.276%	5/1/49	990	848
	Essential Utilities Inc.	3.351%	4/15/50	1,379	1,006
	Essential Utilities Inc.	5.300%	5/1/52	905	899
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,933	1,690
	Evergy Kansas Central Inc.	4.100%	4/1/43	930	803
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	750
	Evergy Kansas Central Inc.	3.450%	4/15/50	447	333
	Evergy Metro Inc.	5.300%	10/1/41	955	968
	Evergy Metro Inc.	4.200%	6/15/47	632	539
	Evergy Metro Inc.	4.200%	3/15/48	655	559
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,175	986
	Eversource Energy	3.450%	1/15/50	1,635	1,219
	Exelon Corp.	5.625%	6/15/35	1,255	1,332
	Exelon Corp.	5.100%	6/15/45	1,548	1,514
	Exelon Corp.	4.450%	4/15/46	866	771
	Exelon Corp.	4.700%	4/15/50	1,622	1,490
	Exelon Corp.	4.100%	3/15/52	990	818
	Exelon Corp.	5.600%	3/15/53	2,155	2,246
[1]	FirstEnergy Corp.	4.850%	7/15/47	695	638
[1]	FirstEnergy Corp.	3.400%	3/1/50	2,685	1,975
[3]	FirstEnergy Transmission LLC	5.000%	1/15/35	700	711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	4.950%	6/1/35	985	1,015
	Florida Power & Light Co.	5.650%	2/1/37	943	1,018
	Florida Power & Light Co.	5.950%	2/1/38	535	592
	Florida Power & Light Co.	5.960%	4/1/39	960	1,064
	Florida Power & Light Co.	5.690%	3/1/40	1,189	1,287
	Florida Power & Light Co.	5.250%	2/1/41	990	1,017
	Florida Power & Light Co.	4.125%	2/1/42	1,010	912
	Florida Power & Light Co.	4.050%	6/1/42	1,169	1,044
	Florida Power & Light Co.	4.050%	10/1/44	742	657
	Florida Power & Light Co.	3.700%	12/1/47	1,189	971
	Florida Power & Light Co.	3.950%	3/1/48	1,248	1,072
	Florida Power & Light Co.	4.125%	6/1/48	1,040	908
	Florida Power & Light Co.	3.990%	3/1/49	1,080	924
	Florida Power & Light Co.	3.150%	10/1/49	1,007	740
	Florida Power & Light Co.	2.875%	12/4/51	1,649	1,142
	Florida Power & Light Co.	5.300%	4/1/53	2,212	2,314
	Florida Power & Light Co.	5.600%	6/15/54	1,510	1,648
[1]	Georgia Power Co.	4.750%	9/1/40	825	802
	Georgia Power Co.	4.300%	3/15/42	2,643	2,407
	Georgia Power Co.	4.300%	3/15/43	634	570
[1]	Georgia Power Co.	3.700%	1/30/50	1,485	1,182
[1]	Georgia Power Co.	3.250%	3/15/51	1,460	1,078
	Iberdrola International BV	6.750%	7/15/36	1,651	1,940
[1]	Idaho Power Co.	4.200%	3/1/48	561	475
[1]	Idaho Power Co.	5.500%	3/15/53	675	698
[1]	Idaho Power Co.	5.800%	4/1/54	985	1,055
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,045	946
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	649	514
	Indiana Michigan Power Co.	3.250%	5/1/51	1,089	780
	Indiana Michigan Power Co.	5.625%	4/1/53	840	890
	Interstate Power & Light Co.	6.250%	7/15/39	514	571
	Interstate Power & Light Co.	3.700%	9/15/46	790	628
	Interstate Power & Light Co.	3.100%	11/30/51	731	506
	Interstate Power & Light Co.	5.450%	9/30/54	500	517
	ITC Holdings Corp.	5.300%	7/1/43	451	437
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	760	747
[4]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	1,275	1,288
	Kentucky Utilities Co.	5.125%	11/1/40	1,104	1,109
	Kentucky Utilities Co.	4.375%	10/1/45	977	872
	Kentucky Utilities Co.	3.300%	6/1/50	1,155	848
	Louisville Gas & Electric Co.	4.250%	4/1/49	930	794
	MidAmerican Energy Co.	4.800%	9/15/43	1,428	1,377
	MidAmerican Energy Co.	4.250%	5/1/46	970	859
	MidAmerican Energy Co.	3.950%	8/1/47	1,916	1,621
	MidAmerican Energy Co.	3.650%	8/1/48	2,240	1,803
	MidAmerican Energy Co.	4.250%	7/15/49	1,533	1,355
	MidAmerican Energy Co.	5.850%	9/15/54	680	757
	MidAmerican Energy Co.	5.300%	2/1/55	2,375	2,457
[1]	Mississippi Power Co.	4.250%	3/15/42	1,605	1,417
	National Grid USA	5.803%	4/1/35	988	1,037
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	635	556
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	861
[1]	Nevada Power Co.	6.650%	4/1/36	1,563	1,772
[1]	Nevada Power Co.	6.750%	7/1/37	547	637
[1]	Nevada Power Co.	3.125%	8/1/50	900	624
[1]	Nevada Power Co.	5.900%	5/1/53	590	638
	Nevada Power Co.	6.000%	3/15/54	885	979
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	2,265	2,274
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,650	1,722
	NiSource Inc.	5.950%	6/15/41	998	1,063
	NiSource Inc.	5.250%	2/15/43	1,605	1,600
	NiSource Inc.	4.800%	2/15/44	777	730
	NiSource Inc.	5.650%	2/1/45	1,080	1,120
	NiSource Inc.	4.375%	5/15/47	1,257	1,105
	NiSource Inc.	3.950%	3/30/48	1,056	867
	NiSource Inc.	6.375%	3/31/55	700	713
	Northern States Power Co.	6.250%	6/1/36	885	1,006
	Northern States Power Co.	6.200%	7/1/37	1,007	1,137
	Northern States Power Co.	5.350%	11/1/39	620	650
	Northern States Power Co.	4.125%	5/15/44	885	775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	4.000%	8/15/45	904	779
	Northern States Power Co.	3.600%	9/15/47	510	409
	Northern States Power Co.	2.900%	3/1/50	1,020	713
	Northern States Power Co.	2.600%	6/1/51	906	593
	Northern States Power Co.	3.200%	4/1/52	620	453
	Northern States Power Co.	4.500%	6/1/52	985	904
	Northern States Power Co.	5.100%	5/15/53	1,205	1,218
	Northern States Power Co.	5.400%	3/15/54	585	618
	Northern States Power Co.	5.650%	6/15/54	1,220	1,321
	NorthWestern Corp.	4.176%	11/15/44	949	817
	NSTAR Electric Co.	5.500%	3/15/40	847	882
	NSTAR Electric Co.	4.400%	3/1/44	1,015	921
	NSTAR Electric Co.	4.950%	9/15/52	781	762
	Oglethorpe Power Corp.	5.950%	11/1/39	960	1,018
	Oglethorpe Power Corp.	5.375%	11/1/40	952	938
	Oglethorpe Power Corp.	4.500%	4/1/47	500	439
	Oglethorpe Power Corp.	5.050%	10/1/48	982	929
	Oglethorpe Power Corp.	3.750%	8/1/50	500	385
	Oglethorpe Power Corp.	5.250%	9/1/50	690	663
	Oglethorpe Power Corp.	6.200%	12/1/53	770	842
[3]	Oglethorpe Power Corp.	5.800%	6/1/54	650	684
	Ohio Edison Co.	6.875%	7/15/36	585	683
	Ohio Power Co.	4.150%	4/1/48	785	655
	Ohio Power Co.	4.000%	6/1/49	934	766
[1]	Ohio Power Co.	2.900%	10/1/51	475	312
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	996	845
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	665	540
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	1,235	1,301
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	728	917
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,010	1,035
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,405	1,314
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	710	586
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	589	484
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	914	777
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	972	790
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	592	469
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	894	578
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	860	839
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	712	729
[3]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	2,930	3,117
	ONE Gas Inc.	4.658%	2/1/44	1,070	998
	ONE Gas Inc.	4.500%	11/1/48	853	759
	Pacific Gas & Electric Co.	4.500%	7/1/40	3,539	3,187
	Pacific Gas & Electric Co.	3.300%	8/1/40	1,095	851
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,550	1,313
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,315	2,070
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	901
	Pacific Gas & Electric Co.	4.000%	12/1/46	835	664
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,445	1,139
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,542	5,958
	Pacific Gas & Electric Co.	3.500%	8/1/50	4,955	3,588
	Pacific Gas & Electric Co.	5.250%	3/1/52	985	933
	Pacific Gas & Electric Co.	6.750%	1/15/53	1,890	2,158
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,585	1,812
	Pacific Gas & Electric Co.	5.900%	10/1/54	1,850	1,916
	PacifiCorp	5.250%	6/15/35	557	570
	PacifiCorp	6.100%	8/1/36	845	921
	PacifiCorp	6.250%	10/15/37	728	806
	PacifiCorp	6.350%	7/15/38	995	1,100
	PacifiCorp	6.000%	1/15/39	1,102	1,192
	PacifiCorp	4.100%	2/1/42	647	555
	PacifiCorp	4.125%	1/15/49	1,347	1,117
	PacifiCorp	4.150%	2/15/50	1,204	999
	PacifiCorp	3.300%	3/15/51	1,730	1,222
	PacifiCorp	2.900%	6/15/52	903	584
	PacifiCorp	5.350%	12/1/53	1,850	1,831
	PacifiCorp	5.500%	5/15/54	1,258	1,264
	PacifiCorp	5.800%	1/15/55	2,425	2,545
	PECO Energy Co.	5.950%	10/1/36	780	861
	PECO Energy Co.	4.150%	10/1/44	858	759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PECO Energy Co.	3.700%	9/15/47	1,483	1,199
	PECO Energy Co.	3.900%	3/1/48	1,123	941
	PECO Energy Co.	3.000%	9/15/49	815	578
	PECO Energy Co.	3.050%	3/15/51	680	483
	PECO Energy Co.	2.850%	9/15/51	1,102	747
	PECO Energy Co.	4.600%	5/15/52	679	630
	PECO Energy Co.	5.250%	9/15/54	600	620
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	1,500	1,521
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	445	412
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	453	349
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,045	754
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	900	866
	Potomac Electric Power Co.	6.500%	11/15/37	1,015	1,173
	Potomac Electric Power Co.	4.150%	3/15/43	860	764
	Potomac Electric Power Co.	5.500%	3/15/54	730	771
	PPL Electric Utilities Corp.	6.250%	5/15/39	612	697
	PPL Electric Utilities Corp.	4.150%	10/1/45	960	847
	PPL Electric Utilities Corp.	3.950%	6/1/47	713	607
	PPL Electric Utilities Corp.	4.150%	6/15/48	851	746
	PPL Electric Utilities Corp.	5.250%	5/15/53	905	936
	Progress Energy Inc.	6.000%	12/1/39	635	686
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,506	1,689
	Public Service Co. of Colorado	6.500%	8/1/38	341	392
	Public Service Co. of Colorado	3.600%	9/15/42	895	731
	Public Service Co. of Colorado	4.300%	3/15/44	300	265
	Public Service Co. of Colorado	3.800%	6/15/47	975	779
	Public Service Co. of Colorado	4.100%	6/15/48	994	837
	Public Service Co. of Colorado	4.050%	9/15/49	331	274
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,202	780
[1]	Public Service Co. of Colorado	4.500%	6/1/52	863	773
	Public Service Co. of Colorado	5.250%	4/1/53	1,634	1,648
	Public Service Co. of Colorado	5.750%	5/15/54	555	601
	Public Service Co. of New Hampshire	3.600%	7/1/49	790	620
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	641
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	788	863
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	850	742
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	645	538
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,727	1,440
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	931	745
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,337	1,151
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	845	705
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	447	333
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	526	354
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	859	503
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	677	691
	Public Service Electric & Gas Co.	5.450%	8/1/53	708	751
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	485	515
	Public Service Electric & Gas Co.	5.300%	8/1/54	1,345	1,409
	Puget Sound Energy Inc.	6.274%	3/15/37	347	387
	Puget Sound Energy Inc.	5.757%	10/1/39	310	335
	Puget Sound Energy Inc.	5.795%	3/15/40	900	948
	Puget Sound Energy Inc.	5.638%	4/15/41	685	711
	Puget Sound Energy Inc.	4.300%	5/20/45	864	756
	Puget Sound Energy Inc.	4.223%	6/15/48	1,330	1,137
	Puget Sound Energy Inc.	3.250%	9/15/49	491	353
	Puget Sound Energy Inc.	5.685%	6/15/54	825	886
	San Diego Gas & Electric Co.	6.000%	6/1/39	435	487
	San Diego Gas & Electric Co.	4.500%	8/15/40	983	942
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	900	733
	San Diego Gas & Electric Co.	4.150%	5/15/48	980	839
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,127	830
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,010	794
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,305	1,341
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,600	1,691
	Sempra	3.800%	2/1/38	1,814	1,585
	Sempra	6.000%	10/15/39	1,424	1,523
	Sempra	4.000%	2/1/48	1,547	1,255
	Sempra	6.400%	10/1/54	500	503
	Sierra Pacific Power Co.	5.900%	3/15/54	1,260	1,380
[1]	Southern California Edison Co.	5.750%	4/1/35	1,078	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern California Edison Co.	5.350%	7/15/35	1,240	1,294
	Southern California Edison Co.	5.625%	2/1/36	613	648
[1]	Southern California Edison Co.	5.550%	1/15/37	761	805
[1]	Southern California Edison Co.	5.950%	2/1/38	920	1,006
	Southern California Edison Co.	6.050%	3/15/39	615	674
	Southern California Edison Co.	5.500%	3/15/40	1,118	1,162
	Southern California Edison Co.	4.500%	9/1/40	1,157	1,080
	Southern California Edison Co.	4.050%	3/15/42	1,319	1,137
[1]	Southern California Edison Co.	3.900%	3/15/43	686	575
	Southern California Edison Co.	4.650%	10/1/43	1,700	1,587
[1]	Southern California Edison Co.	3.600%	2/1/45	685	540
	Southern California Edison Co.	4.000%	4/1/47	2,730	2,284
[1]	Southern California Edison Co.	4.125%	3/1/48	2,190	1,852
[1]	Southern California Edison Co.	4.875%	3/1/49	1,226	1,165
	Southern California Edison Co.	3.650%	2/1/50	1,920	1,496
[1]	Southern California Edison Co.	2.950%	2/1/51	1,890	1,294
[1]	Southern California Edison Co.	3.650%	6/1/51	920	702
	Southern California Edison Co.	3.450%	2/1/52	1,240	922
[1]	Southern California Edison Co.	5.450%	6/1/52	685	700
	Southern California Edison Co.	5.700%	3/1/53	810	855
	Southern California Edison Co.	5.875%	12/1/53	620	672
	Southern California Edison Co.	5.750%	4/15/54	355	380
	Southern California Gas Co.	5.125%	11/15/40	706	711
	Southern California Gas Co.	3.750%	9/15/42	413	345
[1]	Southern California Gas Co.	4.125%	6/1/48	828	703
[1]	Southern California Gas Co.	4.300%	1/15/49	201	174
[1]	Southern California Gas Co.	3.950%	2/15/50	903	734
	Southern California Gas Co.	6.350%	11/15/52	1,265	1,462
	Southern California Gas Co.	5.750%	6/1/53	1,150	1,228
	Southern California Gas Co.	5.600%	4/1/54	370	392
	Southern Co.	4.850%	3/15/35	1,750	1,764
	Southern Co.	4.250%	7/1/36	785	746
	Southern Co.	4.400%	7/1/46	3,362	3,020
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	932	1,000
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,005	900
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,040	856
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,080	936
	Southern Power Co.	5.150%	9/15/41	1,011	997
	Southern Power Co.	5.250%	7/15/43	821	815
[1]	Southern Power Co.	4.950%	12/15/46	864	813
	Southwest Gas Corp.	3.800%	9/29/46	760	603
	Southwest Gas Corp.	4.150%	6/1/49	815	658
	Southwestern Electric Power Co.	6.200%	3/15/40	980	1,067
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	875	698
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	781	608
	Southwestern Electric Power Co.	3.250%	11/1/51	1,438	994
	Southwestern Public Service Co.	4.500%	8/15/41	806	735
	Southwestern Public Service Co.	3.400%	8/15/46	610	454
	Southwestern Public Service Co.	3.700%	8/15/47	635	504
[1]	Southwestern Public Service Co.	4.400%	11/15/48	575	493
[1]	Southwestern Public Service Co.	3.150%	5/1/50	1,156	808
	Southwestern Public Service Co.	6.000%	6/1/54	1,190	1,303
	Tampa Electric Co.	4.350%	5/15/44	580	517
	Tampa Electric Co.	4.300%	6/15/48	689	599
	Tampa Electric Co.	4.450%	6/15/49	980	884
	Tampa Electric Co.	3.625%	6/15/50	893	692
	Tampa Electric Co.	3.450%	3/15/51	635	477
	Toledo Edison Co.	6.150%	5/15/37	617	689
	Tucson Electric Power Co.	4.850%	12/1/48	915	853
	Tucson Electric Power Co.	5.500%	4/15/53	800	820
	Union Electric Co.	5.300%	8/1/37	709	748
	Union Electric Co.	8.450%	3/15/39	595	798
	Union Electric Co.	3.900%	9/15/42	1,046	900
	Union Electric Co.	3.650%	4/15/45	640	516
	Union Electric Co.	4.000%	4/1/48	495	418
	Union Electric Co.	3.250%	10/1/49	826	607
	Union Electric Co.	2.625%	3/15/51	972	630
	Union Electric Co.	3.900%	4/1/52	870	718
	Union Electric Co.	5.450%	3/15/53	1,455	1,519
	Union Electric Co.	5.250%	1/15/54	500	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Union Electric Co.	5.125%	3/15/55	650	651
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,582	1,733
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,718	1,878
	Virginia Electric & Power Co.	6.350%	11/30/37	1,121	1,260
	Virginia Electric & Power Co.	4.000%	1/15/43	1,311	1,126
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	424	399
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	1,229	1,064
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,305	1,096
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	1,858	1,506
	Virginia Electric & Power Co.	4.600%	12/1/48	885	814
	Virginia Electric & Power Co.	3.300%	12/1/49	652	477
	Virginia Electric & Power Co.	2.450%	12/15/50	887	548
	Virginia Electric & Power Co.	2.950%	11/15/51	2,017	1,375
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	1,642	1,506
	Virginia Electric & Power Co.	5.450%	4/1/53	1,100	1,143
	Virginia Electric & Power Co.	5.700%	8/15/53	1,020	1,093
	Virginia Electric & Power Co.	5.550%	8/15/54	420	442
[1]	Washington Gas Light Co.	3.796%	9/15/46	895	728
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,055	824
	Wisconsin Electric Power Co.	5.700%	12/1/36	625	686
	Wisconsin Electric Power Co.	4.300%	10/15/48	612	544
	Wisconsin Electric Power Co.	5.050%	10/1/54	750	746
	Wisconsin Power & Light Co.	6.375%	8/15/37	605	677
	Wisconsin Power & Light Co.	3.650%	4/1/50	670	519
	Wisconsin Public Service Corp.	3.671%	12/1/42	635	527
	Wisconsin Public Service Corp.	4.752%	11/1/44	929	890
	Wisconsin Public Service Corp.	2.850%	12/1/51	810	541
	Xcel Energy Inc.	6.500%	7/1/36	927	1,026
	Xcel Energy Inc.	3.500%	12/1/49	1,026	757
					556,825
Total Corporate Bonds (Cost $4,624,571)					4,203,029
Sovereign Bonds (3.0%)
[1]	African Development Bank	5.750%	Perpetual	735	730
	Equinor ASA	3.625%	4/6/40	999	862
	Equinor ASA	5.100%	8/17/40	1,340	1,373
	Equinor ASA	4.250%	11/23/41	1,630	1,498
	Equinor ASA	3.950%	5/15/43	1,504	1,317
	Equinor ASA	4.800%	11/8/43	1,440	1,428
	Equinor ASA	3.250%	11/18/49	1,718	1,289
	Equinor ASA	3.700%	4/6/50	2,448	1,987
	European Investment Bank	4.875%	2/15/36	1,068	1,158
	Export-Import Bank of Korea	2.500%	6/29/41	1,000	741
[1]	Inter-American Development Bank	3.875%	10/28/41	1,019	959
	Inter-American Development Bank	3.200%	8/7/42	459	394
	Inter-American Development Bank	4.375%	1/24/44	899	897
[1]	International Bank for Reconstruction & Development	4.750%	2/15/35	835	889
[5]	KFW	0.000%	4/18/36	3,451	2,176
[5]	KFW	0.000%	6/29/37	3,264	1,951
[1]	Oriental Republic of Uruguay	5.750%	10/28/34	4,123	4,479
[1]	Oriental Republic of Uruguay	7.625%	3/21/36	1,919	2,385
[1]	Oriental Republic of Uruguay	4.125%	11/20/45	1,343	1,237
[1]	Oriental Republic of Uruguay	5.100%	6/18/50	7,212	7,195
[1]	Oriental Republic of Uruguay	4.975%	4/20/55	4,534	4,403
[1]	Oriental Republic of Uruguay	5.250%	9/10/60	2,000	2,000
	Province of British Columbia	7.250%	9/1/36	665	841
[1]	Republic of Chile	4.950%	1/5/36	2,992	3,033
[1]	Republic of Chile	3.100%	5/7/41	4,557	3,568
[1]	Republic of Chile	4.340%	3/7/42	4,281	3,918
	Republic of Chile	3.860%	6/21/47	808	668
[1]	Republic of Chile	3.500%	1/25/50	4,280	3,297
[1]	Republic of Chile	4.000%	1/31/52	1,565	1,296
[1]	Republic of Chile	5.330%	1/5/54	2,615	2,650
[1]	Republic of Chile	3.100%	1/22/61	3,679	2,451
[1]	Republic of Chile	3.250%	9/21/71	2,147	1,435
[1]	Republic of Hungary	7.625%	3/29/41	2,889	3,440
	Republic of Indonesia	4.350%	1/11/48	3,355	3,098
	Republic of Indonesia	5.350%	2/11/49	1,572	1,663
	Republic of Indonesia	3.700%	10/30/49	1,915	1,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.500%	2/14/50	1,390	1,108
	Republic of Indonesia	4.200%	10/15/50	2,745	2,457
	Republic of Indonesia	3.050%	3/12/51	3,648	2,660
[1]	Republic of Indonesia	4.300%	3/31/52	1,320	1,196
[1]	Republic of Indonesia	5.450%	9/20/52	1,005	1,064
[1]	Republic of Indonesia	5.650%	1/11/53	1,440	1,563
[1]	Republic of Indonesia	5.100%	2/10/54	1,785	1,808
[1]	Republic of Indonesia	5.150%	9/10/54	500	509
[1]	Republic of Indonesia	3.200%	9/23/61	1,163	813
	Republic of Indonesia	4.450%	4/15/70	1,781	1,585
	Republic of Indonesia	3.350%	3/12/71	1,315	924
[1]	Republic of Italy	4.000%	10/17/49	4,098	3,150
[1]	Republic of Italy	3.875%	5/6/51	4,860	3,572
	Republic of Korea	4.125%	6/10/44	1,868	1,757
	Republic of Korea	3.875%	9/20/48	689	618
[1]	Republic of Panama	6.400%	2/14/35	3,895	3,986
[1]	Republic of Panama	6.700%	1/26/36	2,147	2,242
[1]	Republic of Panama	6.875%	1/31/36	2,216	2,327
[1]	Republic of Panama	8.000%	3/1/38	2,100	2,371
[1]	Republic of Panama	4.500%	5/15/47	1,925	1,465
[1]	Republic of Panama	4.500%	4/16/50	4,782	3,518
[1]	Republic of Panama	4.300%	4/29/53	3,283	2,328
[1]	Republic of Panama	6.853%	3/28/54	2,750	2,789
[1]	Republic of Panama	4.500%	4/1/56	4,410	3,175
[1]	Republic of Panama	7.875%	3/1/57	1,140	1,290
[1]	Republic of Panama	3.870%	7/23/60	5,385	3,389
[1]	Republic of Panama	4.500%	1/19/63	2,640	1,852
[1]	Republic of Peru	5.375%	2/8/35	2,045	2,098
[1]	Republic of Peru	6.550%	3/14/37	2,042	2,288
[1]	Republic of Peru	3.300%	3/11/41	2,003	1,583
	Republic of Peru	5.625%	11/18/50	4,456	4,589
[1]	Republic of Peru	3.550%	3/10/51	3,154	2,392
[1]	Republic of Peru	5.875%	8/8/54	3,075	3,232
[1]	Republic of Peru	2.780%	12/1/60	3,602	2,174
[1]	Republic of Peru	3.600%	1/15/72	1,697	1,165
[1]	Republic of Peru	3.230%	7/28/21	1,877	1,120
[1]	Republic of Poland	5.500%	4/4/53	4,590	4,701
[1]	Republic of Poland	5.500%	3/18/54	6,130	6,264
	Republic of the Philippines	6.375%	10/23/34	3,708	4,220
	Republic of the Philippines	4.750%	3/5/35	1,070	1,080
	Republic of the Philippines	5.000%	1/13/37	2,200	2,270
	Republic of the Philippines	3.950%	1/20/40	3,514	3,179
	Republic of the Philippines	3.700%	3/1/41	3,055	2,654
	Republic of the Philippines	3.700%	2/2/42	4,060	3,505
	Republic of the Philippines	2.950%	5/5/45	2,625	1,940
	Republic of the Philippines	2.650%	12/10/45	2,717	1,913
	Republic of the Philippines	3.200%	7/6/46	4,020	3,060
	Republic of the Philippines	4.200%	3/29/47	1,900	1,696
	Republic of the Philippines	5.950%	10/13/47	1,260	1,420
	Republic of the Philippines	5.500%	1/17/48	2,345	2,499
	Republic of the Philippines	5.600%	5/14/49	1,845	1,990
	Republic of the Philippines	5.175%	9/5/49	1,680	1,709
[1]	State of Israel	4.500%	1/30/43	2,768	2,349
[1]	State of Israel	4.125%	1/17/48	1,885	1,460
[1]	State of Israel	3.375%	1/15/50	3,567	2,420
[1]	State of Israel	3.875%	7/3/50	3,530	2,580
[1]	State of Israel	5.750%	3/12/54	5,320	5,060
[1]	State of Israel	4.500%	4/3/20	1,713	1,258
[1]	United Mexican States	6.350%	2/9/35	4,927	5,172
[1]	United Mexican States	6.000%	5/7/36	7,156	7,298
	United Mexican States	6.050%	1/11/40	5,753	5,832
[1]	United Mexican States	4.280%	8/14/41	4,352	3,566
[1]	United Mexican States	4.750%	3/8/44	5,786	4,899
	United Mexican States	5.550%	1/21/45	4,997	4,770
	United Mexican States	4.600%	1/23/46	3,970	3,237
	United Mexican States	4.350%	1/15/47	2,019	1,592
	United Mexican States	4.600%	2/10/48	3,451	2,780
[1]	United Mexican States	4.500%	1/31/50	3,747	2,983
[1]	United Mexican States	5.000%	4/27/51	4,505	3,806
[1]	United Mexican States	4.400%	2/12/52	4,380	3,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	United Mexican States	6.338%	5/4/53	4,983	4,955
[1]	United Mexican States	6.400%	5/7/54	4,260	4,271
[1]	United Mexican States	3.771%	5/24/61	5,565	3,637
[1]	United Mexican States	5.750%	10/12/10	4,551	3,959
Total Sovereign Bonds (Cost $306,623)					275,798
Taxable Municipal Bonds (2.1%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	617
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	812
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	850
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	395	498
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,732
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	330	389
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,602
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,480	1,826
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	635	779
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	542
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	640
	California GO	4.600%	4/1/38	1,350	1,326
	California GO	7.550%	4/1/39	5,095	6,404
	California GO	7.300%	10/1/39	3,005	3,618
	California GO	7.350%	11/1/39	1,450	1,754
	California GO	7.625%	3/1/40	2,365	2,959
	California GO	7.600%	11/1/40	3,710	4,725
	California GO	5.200%	3/1/43	500	510
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	200	190
	California State Taxable Various Purpose GO	5.125%	3/1/38	1,200	1,232
	California State University Systemwide Revenue	3.899%	11/1/47	200	179
	California State University Systemwide Revenue	2.897%	11/1/51	650	490
	California State University Systemwide Revenue	2.975%	11/1/51	1,085	807
	California State University Systemwide Revenue	2.719%	11/1/52	725	517
	California State University Systemwide Revenue	2.939%	11/1/52	725	521
	California State University Systemwide Revenue	5.183%	11/1/53	300	304
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	850
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	489
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,333
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	742
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	284
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	660
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,755	4,292
	Clark County NV Airport System Revenue	6.820%	7/1/45	800	954
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	938
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	867
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	528
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	898
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,136
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	978
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	824
[6]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,508
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	830
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	511
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	575	453
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	472
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/50	800	593
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	600	538
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	374
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,039
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	715	691
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	926
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	1,012
[7]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	300	252
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,058	2,350
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,902	2,176
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	512	604
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	418
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	429
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	847
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	597
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	780	719
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,129
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	921
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,540
	Houston TX GO	3.961%	3/1/47	1,135	1,006
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	302
	Illinois GO	6.630%	2/1/35	1,371	1,468
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	900	699
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,076
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	602
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	807
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	439
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,190	1,429
[7]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	453
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	975	1,139
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	675	799
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,078
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	853
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	700	725
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	1,400	1,380
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	2,700	2,825
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	889
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	575	599
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	636	661
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	593
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	424
	Massachusetts GO	5.456%	12/1/39	1,485	1,572
	Massachusetts GO	2.900%	9/1/49	580	430
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,077
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	827
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	913
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	755
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	80	74
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	926
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,506
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	350	315
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	990
	Michigan State University Revenue	4.165%	8/15/22	850	699
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	700	564
	Mississippi GO	5.245%	11/1/34	700	721
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	775
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	466
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	916
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,264	2,755
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,210	3,812
	New York City NY GO	4.610%	9/1/37	525	528
	New York City NY GO	5.517%	10/1/37	775	816
	New York City NY GO	6.271%	12/1/37	850	942
	New York City NY GO	5.263%	10/1/52	300	323
	New York City NY GO	5.828%	10/1/53	1,400	1,610
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	666
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	530	561
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	651
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	578
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	955
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,054
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	732
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	895
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	740	835
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	440	500
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,310	1,593
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,380	1,440
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	807
	New York State Thruway Authority General Revenue	2.900%	1/1/35	435	388
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	935	970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	201
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,610	1,909
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,234
	Ohio State University General Receipts Revenue	4.800%	6/1/11	872	825
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	775
	Oklahoma Development Finance Authority Revenue	4.851%	2/1/45	600	614
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	959
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,116
	Pennsylvania State University Revenue	2.790%	9/1/43	750	592
	Pennsylvania State University Revenue	2.840%	9/1/50	780	558
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	595	621
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	479
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	675	726
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	773
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,014
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	875
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	596
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	623
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,727
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	750	768
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	643
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	3,770	3,482
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	1,031
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	535	379
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	781
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	575	514
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	684
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	338
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	455	344
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,040
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	615
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	632
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,096
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	820
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	593
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	733
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	765	833
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,288
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	615	738
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	910
	Texas GO	5.517%	4/1/39	2,165	2,323
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	2,449	2,533
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	3,300	3,476
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,311
	Texas Transportation Commission GO	4.681%	4/1/40	450	444
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	734
[7]	Tucson City AZ COP	2.856%	7/1/47	725	538
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,235
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	776
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	1,028
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,375	1,301
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,125
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	399
	University of California Revenue	3.071%	5/15/51	1,000	727
	University of California Revenue	4.858%	5/15/12	1,440	1,347
	University of California Revenue	4.767%	5/15/15	800	736
	University of Michigan Revenue	2.437%	4/1/40	905	702
	University of Michigan Revenue	2.562%	4/1/50	500	341
	University of Michigan Revenue	3.504%	4/1/52	600	488
	University of Michigan Revenue	3.504%	4/1/52	500	407
	University of Michigan Revenue	4.454%	4/1/22	2,075	1,826
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	599
[8]	University of Oregon Revenue	3.424%	3/1/60	650	499
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	675	474
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,078
	University of Texas Financing System Revenue	3.354%	8/15/47	800	647
	University of Texas Financing System Revenue	2.439%	8/15/49	600	401
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	571
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,046
	University of Virginia Revenue	4.179%	9/1/17	875	742
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	845
Total Taxable Municipal Bonds (Cost $204,280)					197,313
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[9]	Vanguard Market Liquidity Fund (Cost $32,104)	5.014%		321,063	32,106
Total Investments (99.1%) (Cost $10,406,147)					9,283,226
Other Assets and Liabilities—Net (0.9%)					85,903
Net Assets (100%)					9,369,129
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $45,285,000, representing 0.5% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
5	Guaranteed by the Federal Republic of Germany.
6	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2024.
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at September 30, 2024.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,574,980	—	4,574,980
Corporate Bonds	—	4,203,029	—	4,203,029
Sovereign Bonds	—	275,798	—	275,798
Taxable Municipal Bonds	—	197,313	—	197,313
Temporary Cash Investments	32,106	—	—	32,106
Total	32,106	9,251,120	—	9,283,226